United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

325 John H. McConnell Blvd., Suite 150, Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 325 John McConnell Blvd., Suite 150, Columbus, OH 43215

(Name and address of agent for service)

Registrant's telephone number, including area code:    (614)-255-5550

Date of fiscal year end:    September 30

Date of reporting period:    March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

INDEPENDENT FRANCHISE PARTNERS

US EQUITY FUND

SEMI-ANNUAL REPORT

March 31, 2016

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

March 31, 2016 (Unaudited)

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SHAREHOLDER LETTER

March 31, 2016 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the Semi-Annual Report for the Independent Franchise Partners US Equity Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2016.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Independent Franchise Partners, LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina A. Tantra	John Kelly-Jones
President of the Fund and Trustee to the Board	Chief Operating Officer of Independent Franchise Partners, LLP

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.3%
Automobiles & Components	3.0%
Harley-Davidson Inc.		618,508	$31,748,016
Beverages	3.0%
Anheuser-Busch InBev		263,922	32,809,615
Chemicals	2.7%
Monsanto Co.		326,151	28,616,489
Computers & Peripherals	5.6%
Apple Inc.		554,129	60,394,520
Diversified Financial Services	4.6%
McGraw Hill Financial Inc.		411,836	40,763,527
MSCI Inc.		117,637	8,714,549
			49,478,076
Food Products	5.9%
Mondelez International Inc. - Class A		811,441	32,555,013
Nestle SA - REG		418,200	31,249,202
			63,804,215
Health Care Equipment & Supplies	5.5%
Abbott Laboratories		789,090	33,007,635
Dentsply Sirona Inc.		418,870	25,814,958
			58,822,593
Household Products	6.9%
Kimberly Clark Corp.		305,234	41,057,025
Procter & Gamble		396,971	32,674,683
			73,731,708
Internet Software & Services	3.8%
eBay Inc.(a)		1,723,366	41,119,513
IT Services	5.5%
Accenture PLC - Class A		516,664	59,623,025
Media	4.4%
Time Warner Inc.		651,188	47,243,690

See notes to financial statements.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	24.2%
GlaxoSmithKline PLC		2,135,219	$43,301,921
Johnson & Johnson		760,797	82,318,235
Merck & Co. Inc.		978,858	51,791,377
Novartis AG - REG		584,145	42,342,994
Zoetis Inc.		904,855	40,112,222
			259,866,749
Software	11.8%
Microsoft Corp.		1,315,838	72,673,733
Oracle Corp.		1,316,800	53,870,288
			126,544,021
Tobacco	8.4%
Altria Group Inc.		584,456	36,622,013
Philip Morris International		552,233	54,179,579
			90,801,592
TOTAL COMMON STOCKS (Cost $878,528,175)			1,024,603,822
TOTAL INVESTMENTS
(Cost $878,528,175)	95.3%		1,024,603,822
NET OTHER ASSETS (LIABILITIES)	4.7%		50,610,054
NET ASSETS	100.0%		$1,075,213,876

(a) Non-income producing security.

At March 31, 2016, the Fund’s investments were concentrated in the following countries:

			Percentage of Net Assets
United States(1)			84.4%
Switzerland			6.9
United Kingdom			4.0
TOTAL			95.3%

(1)   The Fund invests in the Belgian line of Anheuser-Busch InBev (ABI). However, consistent with the terms set out in the prospectus, the Fund defines ABI as a US Equity as its principal place of business is in the US.

See notes to financial statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2016 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $878,528,175)	$1,024,603,822
Cash	43,509,470
Foreign currency (Cost: $5,274)	5,481
Receivable for dividends	3,113,677
Reclaims receivable	1,660,171
Receivable for investments sold	3,595,412
Prepaid expenses	34,798
Total Assets	1,076,522,831
Liabilities:
Investment advisory fees payable	603,109
Accounting and Administration fees payable	170,768
Regulatory and Compliance fees payable	75,335
Risk Officer fees payable	6,721
Capital shares redeemed payable	425,000
Accrued expenses and other payable	28,022
Total Liabilities	1,308,955
Net Assets	$1,075,213,876

Net Assets	$1,075,213,876
Shares of common stock outstanding	71,642,313
Net asset value per share	$15.01
Net Assets:
Paid in capital	$904,796,002
Accumulated net investment income	5,452,883
Accumulated net realized gains	18,925,686
Unrealized appreciation (depreciation)	146,039,305
Net Assets	$1,075,213,876

See notes to financial statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2016 (Unaudited)

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $299,188)	$13,732,211
Total investment income	13,732,211
Operating expenses:
Investment advisory	3,468,775
Accounting and Administration	343,173
Regulatory and Compliance	151,421
Risk Officer	17,215
Insurance	20,725
Trustees	12,829
Legal	18,001
Registration	12,545
Other	23,703
Total expenses	4,068,387
Net investment income	9,663,824
Realized and Unrealized Gains (Losses) From Investment Activities:
Net realized gains from investment transactions	31,187,313
Net realized losses from foreign currency transactions	(61,303)
Change in unrealized appreciation (depreciation) on investments	67,031,881
Change in unrealized appreciation (depreciation) on foreign currency	54,170
Net realized and unrealized gains (losses) from investment activities	98,212,061
Change in Net Assets Resulting from Operations	$107,875,885

See notes to financial statements.

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ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2016 (Unaudited)

And the year ended September 30, 2015

	Independent Franchise Partners US Equity Fund
	March 31, 2016	September 30, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$9,663,824	$14,483,310
Net realized gains from investment and foreign currency transactions	31,126,010	50,379,393
Change in unrealized appreciation (depreciation) on investments and foreign currency	67,086,051	(44,859,276)
Change in net assets resulting from operations	107,875,885	20,003,427
Dividends paid to shareholders:
From net investment income	(15,797,366)	(10,586,544)
From net realized gains	(61,698,822)	(17,114,376)
Total dividends paid to shareholders	(77,496,188)	(27,700,920)
Capital Transactions:
Proceeds from sale of shares	68,472,518	191,478,692
Value of shares issued to shareholders in reinvestment of dividends	71,021,923	24,623,929
Value of shares redeemed	(40,770,757)	(133,938,935)
Change in net assets from capital transactions	98,723,684	82,163,686
Change in net assets	129,103,381	74,466,193
Net Assets:
Beginning of period	946,110,495	871,644,302
End of period	$1,075,213,876	$946,110,495
Accumulated net investment income	$5,452,883	$11,586,425
Share Transactions:
Sold	4,373,733	12,621,180
Reinvested	4,918,416	1,645,984
Redeemed	(2,603,978)	(8,802,390)
Change	6,688,171	5,464,774

See notes to financial statements.

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ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2016 (Unaudited), the years ended September 30, 2015, 2014 and 2013, and the period December 20, 2011 (commencement of operations)

to September 30, 2012

	Independent Franchise Partners US Equity Fund
	March 31, 2016		Sept. 30, 2015		Sept. 30, 2014	Sept. 30, 2013		Sept. 30, 2012
Net asset value, beginning of period	$14.57		$14.65		$13.03	$11.38		$10.00
Income (loss) from operations:
Net investment income	0.14		0.23		0.18	0.21		0.08
Net realized and unrealized gains (losses) from investments	1.47		0.16		1.80	1.60		1.30
Total from investment operations	1.61		0.39		1.98	1.81		1.38
Less distributions paid:
From net investment income	(0.24)		(0.18)		(0.19)	(0.15)		—
From net realized gains on investments	(0.93)		(0.29)		(0.17)	(0.01)		—
Total distributions paid	(1.17)		(0.47)		(0.36)	(0.16)		—
Increase from redemption fees(a)	—		—		—	—		—
Change in net asset value	0.44		(0.08)		1.62	1.65		1.38
Net asset value, end of period	$15.01		$14.57		$14.65	$13.03		$11.38
Total return(b)	11.33%		2.56%		15.37%	16.08%		13.80%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,075,214		$946,110		$871,644	$582,018		$216,041
Ratio of net expenses to average net assets	0.80	%(c)	0.80%		0.81%	0.84%		0.85	%(c)
Ratio of net investment income to average net assets	1.90	%(c)	1.54%		1.59%	1.89%		1.78	%(c)
Ratio of gross expenses to average net assets	0.80	%(c)	0.80	%(d)	0.81%	0.85	%(d)	1.20	%(c)(d)
Portfolio turnover rate(b)	11.80%		45.30%		28.64%	20.70%		13.59%

(a)	Redemption fees were less than $0.005 per share.
(b)	Not annualized for periods less than one year. Total return excludes redemption fees.
(c)	Annualized for periods less than one year.
(d)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See notes to financial statements.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.   Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●  Level 1 —quoted prices in active markets for identical assets

●  Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●  Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2016 in valuing the Fund’s investments based upon the three fair value levels defined above:

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks (1)	$1,024,603,822	$-	$-	$1,024,603,822
Total Investments	$1,024,603,822	$-	$-	$1,024,603,822

(1)   See investment industries in the Schedule of Investments.

As of March 31, 2016, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2016.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds, based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

REDEMPTION FEES

The Fund will charge a redemption fee of 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2016 were $93,668 and are reflected within the capital activity of the Fund.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

As of March 31, 2016, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s federal tax returns filed for the tax years ended September 30, 2012, 2013, 2014 and 2015 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B.   Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Opertations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Advisor’s Assets Under Management (1)	Scale Discount for Assets in each Range (1)	Annualized Rate (1)	Effective Overall Annual Fee (1)
First $1 billion	-	0.88%	0.88%
$1 - 2 billion	0.10%	0.78%	at $2 billion - 0.83%
$2 - 3 billion	0.20%	0.68%	at $3 billion - 0.78%
$3 - 4 billion	0.30%	0.58%	at $4 billion - 0.73%
$4 - 5 billion	0.40%	0.48%	at $5 billion - 0.68%
Above $5 billion	-	-	0.68%

(1)   The Adviser’s total assets under management at the end of each calendar quarter are used to calculate the effective annual fee to be applied during the next calendar quarter. During the period ended March 31, 2016, the effective annualized rate was 0.68% given the Adviser’s total assets under management were in excess of $5 billion during the period.

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Fund and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Fund pursuant to written agreements between the Fund and Beacon Hill, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Fund and performing certain regulatory administrative services. The Fund pays Beacon Hill a tiered basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Beacon Hill pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the Fund pursuant to a written agreement between the Fund and Carne, including providing the Risk Officer to the Fund to administer the fund risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to these agreements are reflected as “Risk Officer” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Beacon Hill, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2016, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $30,000 and reimbursement for certain expenses. Effective April 1, 2016, the Trust pays an annual retainer of $51,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the period ended March 31, 2016, the aggregate Trustee compensation paid by the Trust was $45,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund. For the period ended March 31, 2016, there were no expenses reduced by the Adviser. The current agreement with the Adviser to waive fees and/or reimburse expenses cannot be terminated prior to January 30, 2017, at which time the Adviser will determine whether to renew or revise the agreement. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

C.   Investment Transactions

For the period ended March 31, 2016, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$143,488,097	$115,815,595

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

D.   Federal Income Tax

As of March 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$882,749,233	$164,701,998	$(22,847,409)	$141,854,589

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2015 and September 30, 2014 for the Fund were as follows:

	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2015	$18,342,985	$9,357,935	$27,700,920	$-	$27,700,920
2014	13,257,795	2 ,748,514	16,006,309	-	16,006,309

As of the latest tax year ended September 30, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long - Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
IFP US Equity Fund	$35,622,802	$29,843,925	$65,466,727	$-	$-	$74,571,450	$140,038,177

At September 30, 2015, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

E.   Concentration of Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

13

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2016 (Unaudited)

A.   Summary of Fund Holdings

Market Exposure		Largest Equity Positions
Equity Securities	% of Net Assets	Issuer	% of Net Assets
Pharmaceuticals	24.2%	Microsoft Corp.	7.7%
Software	11.8	Johnson & Johnson	6.8
Tobacco	8.4	Accenture PLC	5.6
Media	4. 4	Philip Morris International	5. 5
Household Products	6.9	Mondelez International Inc.	5.0
Food Products	5.9	Total	30.6%
Computers & Peripherals	5.6
IT Services	5.5
Internet Software & Services	3.8
Beverages	3.0
Automobiles & Components	3.0
Chemicals	2.7
Health Care Equipment & Supplies	5.5
Diversified Financial Services	4.6
Total	95.3%

B.  Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at September 30, 2015 and held for the entire period through March 31, 2016.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

14

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2016 (Unaudited)

	Expense Ratio	Beginning Account Value 10/1/ 2015	Ending Account Value 3/31/16	*Expenses Paid 10/1/15-3/31/16
Actual	0.80%	$1,000.00	$1,113.30	$4.23
Hypothetical	0.80%	$1,000.00	$1,021.00	$4.04

* Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

C.   Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Trust at Independent Franchise Partners Funds c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 855-233-0437; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Trust at 855-233-0437; and (ii) on the Commission’s website at www.sec.gov.

The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Investment Adviser

Independent Franchise Partners, LLP

Level 1, 10 Portman Square

London, W1H 6AZ

United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, Inc.

325 John H. McConnell Boulevard, Suite 150

Columbus, Ohio 43215

For Additional Information, call

855-233-0437 or 312-557-7902

VONTOBEL FUNDS

SEMI-ANNUAL REPORT

March 31, 2016

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

March 31, 2016 (Unaudited)

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.6%
Consumer Discretionary	6.5%
Grupo Televisa S.A.B. - ADR		35,054	$962,583
Kangwon Land, Inc.		7,746	277,030
Las Vegas Sands Corp.		18,462	954,116
Matahari Department Store Tbk PT		263,533	364,693
Naspers Ltd. - Class N		24,900	3,476,007
			6,034,429
Consumer Staples	40.2%
Ambev S.A. - ADR		485,596	2,515,387
Amorepacific Corp.		3,664	1,238,314
British American Tobacco Malaysia Bhd.		30,984	429,162
British American Tobacco PLC		42,700	2,488,986
British American Tobacco PLC (London Exchange)		61,974	3,640,515
Colgate-Palmolive India Ltd.		22,312	279,934
CP ALL PCL - REG		1,239,800	1,612,304
Fomento Economico Mexicano S.A.B. de C.V. - ADR		37,244	3,586,970
Hanjaya Mandala Sampoerna Tbk PT		173,043	1,284,120
Heineken N.V.		23,186	2,101,434
Hindustan Unilever Ltd.		122,709	1,611,167
ITC Ltd.		766,722	3,800,468
LG Household & Health Care Ltd.		1,785	1,475,013
President Chain Store Corp.		88,040	641,480
SABMiller PLC		67,500	4,099,218
Thai Beverage PCL		1,570,300	833,004
Unilever Indonesia Tbk PT		264,818	857,263
Unilever N.V. - CVA		69,282	3,104,955
Wal-Mart de Mexico S.A.B. de C.V.		839,060	1,991,154
			37,590,848
Energy	0.5%
Ultrapar Participacoes S.A.		24,083	467,440

See notes to financial statements.

1

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Financials	16.4%
Bank Central Asia Tbk PT		1,402,356	$1,406,586
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros		83,412	356,786
Habib Bank Ltd.		160,510	262,904
HDFC Bank Ltd.		95,285	1,541,236
HDFC Bank Ltd. - ADR		51,103	3,149,478
Hong Kong Exchanges and Clearing Ltd.		24,000	577,929
Housing Development Finance Corp. Ltd.		267,528	4,466,442
Kotak Mahindra Bank Ltd.		47,463	487,836
Link REIT		232,631	1,379,469
Public Bank Bhd.		140,900	678,227
Samsung Fire & Marine Insurance Co. Ltd.		3,989	1,028,992
			15,335,885
Health Care	3.2%
Bangkok Dusit Medical Services PCL - REG		354,400	235,729
Cipla Ltd.		25,048	193,640
Dr. Reddy’s Laboratories Ltd.		15,423	706,888
Dr. Reddy’s Laboratories Ltd. - ADR		4,316	195,040
Sun Pharmaceutical Industries Ltd.		136,768	1,693,530
			3,024,827
Industrials	2.5%
Airports of Thailand PCL - REG		36,943	422,146
CK Hutchison Holdings Ltd.		63,596	825,555
Korea Aerospace Industries Ltd.		19,118	1,089,973
			2,337,674
Information Technology	18.4%
Alibaba Group Holding Ltd. - ADR(a)		24,283	1,919,086
Cielo S.A.		194,093	1,887,679
Cognizant Technology Solutions Corp. - Class A(a)		27,591	1,729,956
HCL Technologies Ltd.		80,476	989,324
Infosys Ltd.		26,402	485,719
Infosys Ltd. - ADR		78,634	1,495,619
NetEase, Inc. - ADR		7,548	1,083,742
Taiwan Semiconductor Manufacturing Co. Ltd.		310,230	1,561,560
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		48,872	1,280,446
Tata Consultancy Services Ltd.		41,704	1,587,173
Tencent Holdings Ltd.		156,986	3,205,551
			17,225,855

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Materials	2.1%
Randgold Resources Ltd.		10,520	$962,466
Randgold Resources Ltd. - ADR		10,493	952,869
			1,915,335
Telecommunication Services	1.9%
Telekomunikasi Indonesia Persero Tbk PT		7,094,169	1,778,892
Utilities	3.9%
CLP Holdings Ltd.		39,771	359,651
Power Assets Holdings Ltd.		324,657	3,320,919
			3,680,570
TOTAL COMMON STOCKS (Cost $77,075,784)			89,391,755
SHORT-TERM INVESTMENTS	4.6%
Northern Institutional
U.S. Government Select Portfolio, 0.20%		4,295,596	4,295,596
TOTAL SHORT-TERM INVESTMENTS (Cost $4,295,596)			4,295,596
TOTAL INVESTMENTS
(Cost $81,371,380)	100.2%		93,687,351
NET OTHER ASSETS (LIABILITIES)	(0.2)%		(145,743)
NET ASSETS	100.0%		$93,541,608

(a)    Non-income producing security.

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

At March 31, 2016, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
India	24.3%
United Kingdom	14.3
Mexico	7.0
Hong Kong	6.9
China	6.6
Indonesia	6.1
Brazil	5.6
South Korea	5.5
Taiwan	3.7
South Africa	3.7
Thailand	3.3
United States	2.9
Netherlands	2.2
Jersey	2.0
All other countries less than 2%	1.5
Total	95.6%

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.4%
Consumer Discretionary	7.4%
Amazon.com, Inc.(a)		1,186	$704,057
Naspers Ltd. - Class N		2,374	331,407
Priceline Group (The), Inc.(a)		506	652,214
TJX (The) Cos., Inc.		6,998	548,293
			2,235,971
Consumer Staples	33.2%
Alimentation Couche-Tard, Inc. - Class B		10,326	459,552
Altria Group, Inc.		22,798	1,428,523
British American Tobacco PLC		27,386	1,608,725
Coca-Cola (The) Co.		22,882	1,061,496
Nestle S.A. - REG		13,551	1,012,573
Philip Morris International, Inc.		17,403	1,707,408
Reckitt Benckiser Group PLC		11,613	1,122,508
Reynolds American, Inc.		17,477	879,268
Unilever N.V. - CVA		16,677	747,400
			10,027,453
Financials	18.4%
American Tower Corp.		5,987	612,889
Berkshire Hathaway, Inc. - Class B(a)		6,262	888,453
CME Group, Inc.		6,245	599,832
HDFC Bank Ltd.		1,716	27,756
HDFC Bank Ltd. - ADR		15,587	960,627
Housing Development Finance Corp. Ltd.		51,471	859,320
Progressive (The) Corp.		15,365	539,926
Wells Fargo & Co.		22,190	1,073,109
			5,561,912
Health Care	14.7%
Abbott Laboratories		9,736	407,257
Bayer A.G. - REG		3,344	393,071
Bristol-Myers Squibb Co.		8,553	546,365
Celgene Corp.(a)		8,375	838,254
Medtronic PLC		5,674	425,550
Roche Holding A.G. (Genusschein)		4,307	1,060,233
UnitedHealth Group, Inc.		5,966	769,017
			4,439,747

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Information Technology	22.0%
Alphabet, Inc. - Class C(a)		1,684	$1,254,496
Apple, Inc.		5,355	583,641
Cognizant Technology Solutions Corp. - Class A(a)		8,439	529,125
Facebook, Inc. - Class A(a)		3,936	449,098
MasterCard, Inc. - Class A		15,993	1,511,339
PayPal Holdings, Inc.(a)		15,622	603,009
SAP S.E.		6,735	544,893
Visa, Inc. - Class A		15,039	1,150,183
			6,625,784
Materials	1.7%
Martin Marietta Materials, Inc.		3,215	512,825
TOTAL COMMON STOCKS (Cost $27,978,887)			29,403,692
SHORT-TERM INVESTMENTS	2.4%
Northern Institutional
U.S. Government Select Portfolio, 0.20%		734,960	734,960
TOTAL SHORT-TERM INVESTMENTS (Cost $734,960)			734,960
TOTAL INVESTMENTS
(Cost $28,713,847)	99.8%		30,138,652
NET OTHER ASSETS (LIABILITIES)	0.2%		59,100
NET ASSETS	100.0%		$30,197,752

(a)   Non-income producing security.

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

At March 31, 2016, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	65.8%
United Kingdom	11.5
Switzerland	6.9
India	6.1
Germany	3.1
All other countries less than 2%	4.0
Total	97.4%

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.1%
Consumer Discretionary	9.6%
Domino’s Pizza Group PLC		16,018	$231,899
Hermes International		545	191,907
Naspers Ltd. - Class N		1,909	266,494
Paddy Power Betfair PLC		1,693	236,185
Persimmon PLC		9,961	298,290
Priceline Group (The), Inc.(a)		278	358,331
			1,583,106
Consumer Staples	42.3%
Alimentation Couche-Tard, Inc. - Class B		7,449	331,513
British American Tobacco PLC		18,614	1,093,435
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)		50	309,916
Diageo PLC		9,221	249,180
Imperial Brands PLC		7,468	414,342
ITC Ltd.		33,469	165,898
Japan Tobacco, Inc.		7,820	325,877
L’Oreal S.A.		1,274	228,253
Nestle S.A. - REG		10,293	769,125
Philip Morris International, Inc.		9,454	927,532
Reckitt Benckiser Group PLC		8,035	776,660
SABMiller PLC		9,244	565,056
Unicharm Corp.		8,376	182,263
Unilever N.V. - CVA		13,820	619,360
			6,958,410
Financials	14.5%
ABN AMRO Group N.V. - CVA(a)		7,970	163,288
Daito Trust Construction Co. Ltd.		1,720	244,219
HDFC Bank Ltd.		12,398	200,538
HDFC Bank Ltd. - ADR		8,236	507,585
Housing Development Finance Corp. Ltd.		36,631	611,563
Link REIT		29,095	172,529

See notes to financial statements.

8

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Lloyds Banking Group PLC		290,549	$283,848
UBS Group A.G. - REG		12,481	201,062
			2,384,632
Health Care	16.8%
Bayer A.G. - REG		2,816	331,007
Coloplast A/S - Class B		2,191	166,019
CSL Ltd.		5,401	419,975
Essilor International S.A.		2,429	300,028
Grifols S.A.		11,135	247,962
Novo Nordisk A/S - Class B		6,223	337,544
Ramsay Health Care Ltd.		5,924	278,638
Roche Holding A.G. (Genusschein)		2,790	686,801
			2,767,974
Industrials	1.1%
Bureau Veritas S.A.		8,235	183,430
Information Technology	11.4%
Accenture PLC - Class A		2,904	335,122
Alphabet, Inc. - Class C(a)		619	461,124
MasterCard, Inc. - Class A		2,729	257,890
PayPal Holdings, Inc.(a)		9,348	360,833
SAP S.E.		5,708	461,804
			1,876,773
Materials	1.3%
Air Liquide S.A.		1,898	213,576
Utilities	1.1%
Cheung Kong Infrastructure Holdings Ltd.		18,199	177,946
TOTAL COMMON STOCKS (Cost $14,783,302)			16,145,847

See notes to financial statements.

9

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.6%
Northern Institutional
U.S. Government Select Portfolio, 0.20%		258,385	$258,385
TOTAL SHORT-TERM INVESTMENTS (Cost $258,385)			258,385
TOTAL INVESTMENTS (Cost $15,041,687)	99.7%		16,404,232
NET OTHER ASSETS (LIABILITIES)	0.3%		51,098
NET ASSETS	100.0%		$16,455,330

(a)   Non-income producing security.

At March 31, 2016, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United Kingdom	27.5%
United States	14.4
Switzerland	12.0
India	9.0
France	6.8
Germany	4.8
Japan	4.6
Australia	4.2
Ireland	3.5
Denmark	3.1
Hong Kong	2.1
Canada	2.0
All other countries less than 2%	4.1
Total	98.1%

See notes to financial statements.

10

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2016 (Unaudited)

	Vontobel Global Emerging Markets Equity Institutional Fund	Vontobel Global Equity Institutional Fund	Vontobel International Equity Institutional Fund
Assets:
Investments, at value (Cost: $81,371,380, $28,713,847, $15,041,687, respectively)	$93,687,351	$30,138,652	$16,404,232
Cash	7,193	—	—
Foreign currency (Cost: $320,556, $0, $46,550, respectively)	320,556	—	47,286
Receivable for dividends and interest	290,432	87,353	79,678
Reclaims receivable	—	10,587	27,323
Receivable for investments sold	160,279	—	—
Receivable for capital shares sold	10,071	—	—
Receivable from Investment Adviser	—	—	1,381
Prepaid expenses	3,394	5,094	5,683
Total Assets	94,479,276	30,241,686	16,565,583
Liabilities:
Securities purchased payable	111,273	—	72,198
Capital shares redeemed payable	—	2,860	—
Investment advisory fees payable	287,264	2,913	—
Accounting and Administration fees payable	332,725	30,993	30,993
Regulatory and Compliance fees payable	56,514	2,693	2,166
Trustees fees payable	—	153	—
Deferred foreign capital gains taxes payable	66,078	—	—
Accrued expenses and other payable	83,814	4,322	4,896
Total Liabilities	937,668	43,934	110,253

Net Assets	$93,541,608	$30,197,752	$16,455,330
Class I Shares:
Net assets	$93,541,608	$30,197,752	$16,455,330
Shares of common stock outstanding	11,105,000	2,876,318	1,569,676
Net asset value per share	$8.42	$10.50	$10.48
Net Assets:
Paid in capital	$244,463,204	$29,197,641	$16,029,438
Accumulated net investment income (loss)	(12,448,944)	90,912	74,591
Accumulated net realized gains (losses)	(150,728,891)	(515,551)	(1,012,481)
Unrealized appreciation (depreciation)	12,256,239	1,424,750	1,363,782
Net assets	$93,541,608	$30,197,752	$16,455,330

See notes to financial statements.

11

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2016 (Unaudited)

	Vontobel Global Emerging Markets Equity Institutional Fund	Vontobel Global Equity Institutional Fund	Vontobel International Equity Institutional Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $275,913, $5,115, $11,658, respectively)	$3,404,122	$185,621	$189,720
Interest income	9,738	919	402
Total investment income	3,413,860	186,540	190,122
Operating expenses:
Investment advisory	3,231,614	63,091	90,013
Accounting and Administration	615,947	62,500	62,500
Regulatory and Compliance	113,001	4,003	4,113
Insurance	40,431	209	297
Trustees	10,876	373	460
Legal	18,207	691	831
Registration	30,052	14,934	13,936
Other	87,494	2,826	3,267
Total expenses	4,147,622	148,627	175,417
Expenses reduced by Investment Adviser	(20,412)	(67,390)	(61,236)
Net expenses	4,127,210	81,237	114,181
Net investment income (loss)	(713,350)	105,303	75,941
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	(58,767,863)	(409,341)	(473,083)
Net realized gains (losses) from foreign currency transactions	(2,052,374)	(17,836)	(8,505)
Change in unrealized appreciation (depreciation) on investments (net of the change in deferred foreign capital losses taxes of $(44,715), $ — , $ — , respectively)	68,959,848	1,444,988	1,513,929
Change in unrealized appreciation (depreciation) on foreign currency	11,095	(52)	(2,055)
Net realized and unrealized gains (losses) from investment activities	8,150,706	1,017,759	1,030,286
Change in Net Assets Resulting from Operations	$7,437,356	$1,123,062	$1,106,227

See notes to financial statements.

12

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2016 (Unaudited)

And the year ended September 30, 2015

	Vontobel Global Emerging Markets Equity Institutional Fund		Vontobel Global Equity Institutional Fund		Vontobel International Equity Institutional Fund
	March 31, 2016	September 30, 2015	March 31, 2016	September 30, 2015(a)	March 31, 2016	September 30, 2015(a)
Increase (decrease) in net assets:
Operations:
Net investment income (losses)	$(713,350)	$12,675,790	$105,303	$117,842	$75,941	$261,622
Net realized gains (losses) from investment and foreign currency transactions	(60,820,237)	(72,967,286)	(427,177)	(86,932)	(481,588)	(498,031)
Change in unrealized appreciation (depreciation) on investments and foreign currency	68,970,943	(77,078,613)	1,444,936	(20,186)	1,511,874	(148,092)
Change in net assets resulting from operations	7,437,356	(137,370,109)	1,123,062	10,724	1,106,227	(384,501)
Dividends paid to shareholders: From net investment income (loss)	(14,254,222)	(17,209,426)	(141,663)	—	(304,722)	—
Total dividends paid to shareholders.	(14,254,222)	(17,209,426)	(141,663)	—	(304,722)	—
Capital Transactions (Class I Shares): Proceeds from sale of shares	620,334,215	400,422,422	25,254,240	14,655,713	2,596,099	28,062,171
Value of shares issued to shareholders in reinvestment of dividends	13,783,603	17,091,301	66,745	—	201,734	—
Value of shares redeemed	(1,525,904,056)	(152,979,026)	(10,767,050)	(4,019)	(14,797,341)	(24,337)
Change in net assets from capital transactions	(891,786,238)	264,534,697	14,553,935	14,651,694	(11,999,508)	28,037,834
Change in net assets	(898,603,104)	109,955,162	15,535,334	14,662,418	(11,198,003)	27,653,333
Net Assets:
Beginning of period	992,144,712	882,189,550	14,662,418	—	27,653,333	—
End of period	$93,541,608	$992,144,712	$30,197,752	$14,662,418	$16,455,330	$27,653,333
Accumulated net investment income (loss)	$(12,448,944)	$2,518,628	$90,912	$127,272	$74,591	$303,372
Share Transactions (Class I Shares):
Sold	73,019,951	42,406,850	2,448,879	1,444,610	250,149	2,729,745
Reinvested	1,619,695	1,827,947	6,333	—	19,416	—
Redeemed	(180,287,729)	(17,565,488)	(1,023,130)	(374)	(1,427,244)	(2,390)
Change	(105,648,083)	26,669,309	1,432,082	1,444,236	(1,157,679)	2,727,355

(a)  For the period January 2, 2015, commencement of operations, to September 30, 2015.

See notes to financial statements.

13

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I Shares
Vontobel Global Emerging Markets Equity Institutional Fund	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013(a)
Net asset value, beginning of period	$8.50		$9.79	$9.10	$10.00
Income (loss) from operations:
Net investment income (loss)	(0.01	)(b)	0.12 (b)	0.12	0.04
Net realized and unrealized gains (losses) from investments	0.06		(1.23)	0.63	(0.94)
Total from investment operations	0.05		(1.11)	0.75	(0.90)
Less distributions paid:
From net investment income	(0.13)		(0.18)	(0.06)	—
Total distributions paid	(0.13)		(0.18)	(0.06)	—
Change in net asset value	(0.08)		(1.29)	0.69	(0.90)
Net asset value, end of period	$8.42		$8.50	$9.79	$9.10
Total return(c)	0.54%		(11.49%)	8.32%	(9.00%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$93,542		$992,145	$882,190	$615,739
Ratio of net expenses to average net assets(d)	1.02%		0.98%	1.00%	1.08%
Ratio of net investment income to average net assets(d)	(0.17%)		1.24%	1.42%	1.36%
Ratio of gross expenses to average net assets	1.03	%(d)	—	—	—
Portfolio turnover rate(c)	61.82%		26.76%	43.44%	5.01%

(a)For the period May 22, 2013, commencement of operations, to September 30, 2013.

(b)Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)Not annualized for periods less than one year.

(d)Annualized for periods less than one year.

See notes to financial statements.

14

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I Shares
Vontobel Global Equity Institutional Fund	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015(a)
Net asset value, beginning of period	$10.15	$10.00
Income (loss) from operations:
Net investment income(b)	0.06	0.10
Net realized and unrealized gains (losses) from investments	0.36	0.05
Total from investment operations	0.42	0.15
Less distributions paid:
From net investment income	(0.07)	—
Total distributions paid	(0.07)	—
Change in net asset value	0.35	0.15
Net asset value, end of period	$10.50	$10.15
Total return(c)	4.11%	1.50%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$30,198	$14,662
Ratio of net expenses to average net assets(d)	0.90%	0.90%
Ratio of net investment income to average net assets(d)	1.17%	1.28%
Ratio of gross expenses to average net assets(d)	1.65%	2.27%
Portfolio turnover rate(c)	69.62%	39.00%

(a)For the period January 2, 2015, commencement of operations, to September 30, 2015.

(b)Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)Not annualized for periods less than one year.

(d)Annualized for periods less than one year.

See notes to financial statements.

15

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I Shares
Vontobel International Equity Institutional Fund	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015(a)
Net asset value, beginning of period	$10.14	$10.00
Income (loss) from operations:
Net investment income(b)	0.03	0.15
Net realized and unrealized gains (losses) from investments	0.41	(0.01)
Total from investment operations	0.44	0.14
Less distributions paid:
From net investment income	(0.10)	—
Total distributions paid	(0.10)	—
Change in net asset value	0.34	0.14
Net asset value, end of period	$10.48	$10.14
Total return(c)	4.38%	1.40%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$16,455	$27,653
Ratio of net expenses to average net assets(d)	0.95%	0.95%
Ratio of net investment income to average net assets(d)	0.64%	1.87%
Ratio of gross expenses to average net assets(d)	1.46%	1.80%
Portfolio turnover rate(c)	39.62%	30.76%

(a)For the period January 2, 2015, commencement of operations, to September 30, 2015.

(b)Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)Not annualized for periods less than one year.

(d)Annualized for periods less than one year.

See notes to financial statements.

16

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel Global Equity Institutional Fund, and Vontobel International Equity Institutional Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, and January 2, 2015, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These financial statements and notes only relate to the Vontobel Funds.

The Funds are each diversified funds and have an investment objective of providing capital appreciation.

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A.   Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●  Level 1 —quoted prices in active markets for identical assets

●  Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●  Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

17

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

18

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2016 in valuing each Fund’s investments based upon the three fair value levels defined above:

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$6,034,429	$-	$-	$6,034,429
Consumer Staples	35,978,544	1,612,304	-	37,590,848
Energy	467,440	-	-	467,440
Financials	15,335,885	-	-	15,335,885
Health Care	2,789,098	235,729	-	3,024,827
Industrials	1,915,528	422,146	-	2,337,674
Information Technology	17,225,855	-	-	17,225,855
Materials	1,915,335	-	-	1,915,335
Telecommunications Services	1,778,892	-	-	1,778,892
Utilities	3,680,570	-	-	3,680,570
Short-Term Investments	4,295,596	-	-	4,295,596
Total Investments	$91,417,172	$2,270,179	$-	$93,687,351
Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$2,235,971	$-	$-	$2,235,971
Consumer Staples	10,027,453	-	-	10,027,453
Financials	5,561,912	-	-	5,561,912
Health Care	4,439,747	-	-	4,439,747
Information Technology	6,625,784	-	-	6,625,784
Materials	512,825	-	-	512,825
Short-Term Investments	734,960	-	-	734,960
Total Investments	$30,138,652	$-	$-	$30,138,652

19

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$1,583,106	$-	$-	$1,583,106
Consumer Staples	6,958,410	-	-	6,958,410
Financials	2,384,632	-	-	2,384,632
Health Care	2,767,974	-	-	2,767,974
Industrials	183,430	-	-	183,430
Information Technology	1,876,773	-	-	1,876,773
Materials	213,576	-	-	213,576
Utilities	177,946	-	-	177,946
Short-Term Investments	258,385	-	-	258,385
Total Investments	$16,404,232	$-	$-	$16,404,232

As of March 31 2016, there were no Level 3 securities held by the Funds. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. At March 31, 2016, the Funds had transfers as follows:

	Transfers from Level 2 to Level 1
Portfolio	Value	Reason
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$4,117,730	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	2 4,499,479	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	1 1,251,692	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	2,594,058	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	7,829,327	Foreign equity securities were valued at unadjusted quoted market prices.
Materials	9 62,466	Foreign equity securities were valued at unadjusted quoted market prices.
Telecommunication Services	1,778,892	Foreign equity securities were valued at unadjusted quoted market prices.
Utilities	3,680,570	Foreign equity securities were valued at unadjusted quoted market prices.

Global Equity Institutional Fund
Institutional Fund
Common Stocks
Consumer Discretionary	$3 31,407	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	4,491,206	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	8 87,076	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	1,453,304	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	5 44,893	Foreign equity securities were valued at unadjusted quoted market prices.

20

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

	Transfers from Level 2 to Level 1
Portfolio	Value	Reason
International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$1 ,224,775	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	5 ,373,488	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	1,713,759	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	2,520,012	Foreign equity securities were valued at unadjusted quoted market prices.
Indus trials	1 83,430	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	4 61,804	Foreign equity securities were valued at unadjusted quoted market prices.
Materials	213,576	Foreign equity securities were valued at unadjusted quoted market prices.
Utilities	1 77,946	Foreign equity securities were valued at unadjusted quoted market prices.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local trading accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investment transactions on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency transactions on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

21

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds, based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2016, the Funds did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Vontobel Global Emerging Markets Equity Institutional Fund’s federal tax returns filed for the tax years ended September 30, 2013 and 2014, and the Funds’ tax returns to be filed for the tax year ended 2015, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

22

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

CAPITAL GAIN TAXES

Investments in certain foreign securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The Vontobel Global Emerging Markets Equity Institutional Fund paid $1,134,207 in capital gain taxes during the period and, as of March 31, 2016, accrued $66,078 in estimated capital gain taxes based on the Fund’s current investments.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

The Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

23

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

B.   Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser”) to provide investment advisory services to the Funds. Under the terms of the Agreement, the Funds pay the Adviser an annual fee based on each Fund’s daily net assets as set forth in the following table. The total fees incurred by the Funds pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses with underlying investment companies and extraordinary expenses) exceed the rates in the table below.

Fund	Class	Advisory Fee	Expense Limitation
Global Emerging Markets Equity Institutional Fund	Class I	0.80%	0.98%*
Global Equity Institutional Fund	Class I	0.70%	0.90%
International Equity Institutional Fund	Class I	0.75%	0.95%

* The expense limit was implemented beginning on March 15, 2016.

The expense limitation for the Funds are effective until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Investment Management Agreement.

For the period ended March 31, 2016, the Adviser waived and reimbursed expenses of $20,412, $67,390 and $61,236 for the Global Emerging Markets Equity Institutional Fund, the Vontobel Global Equity Institutional Fund and Vontobel International Equity Institutional Fund, respectively. These amounts may be subject to repayment to the Adviser until September 30, 2019. For the year ended September 30, 2015, the Adviser waived and reimbursed expenses of $125,708 and $118,672 for the Vontobel Global Equity Institutional Fund and Vontobel International Equity Institutional Fund, respectively. These amounts may be subject to repayment to the Adviser until September 30, 2018.

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Effective May 1, 2015 the Adviser, at its own expense, pays the Distributor $50,000 annually and reimburses for certain out-of-pocket expenses incurred on behalf of the Funds.

24

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements between the Funds and Northern Trust. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Funds’ daily net assets, and certain per account and transaction charges. Each Fund is subject to a minimum annual fee of $125,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations. Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Funds pursuant to a written agreement between the Funds and Beacon Hill, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Funds and performing certain regulatory administrative services. The Funds have agreed to pay Beacon Hill a tiered basis-point fee based on the Funds’ daily net assets, subject to an overall Vontobel complex minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Beacon Hill pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Beacon Hill, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2016 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $30,000 and reimbursement for certain expenses. Effective April 1, 2016, the Trust pays an annual retainer of $51,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the period ended March 31, 2016, the aggregate Trustee compensation paid by the Trust was $45,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected as “Trustees” expenses on the Statements of Operations.

C.  Investment Transactions

For the period ended March 31, 2016, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	Cost of Purchases	Proceeds from Sales
Global Emerging Markets Equity Institutional Fund	$458,289,658	$1,308,029,651
Global Equity Institutional Fund	25,606,985	11,329,846
International Equity Institutional Fund	8,728,518	16,116,863

D.   Federal Income Tax

As of March 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Emerging Markets Equity Institutional Fund	$94,238,058	$1 0,532,479	$(11,083,186)	$(550,707)
Global Equity Institutional Fund	28,750,915	1,619,873	(232,136)	1,387,737
International Equity Institutional Fund	15,122,611	1,639,084	(357,463)	1,281,621

25

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

The tax character of distributions paid to shareholders during the latest tax year ended September 30, 2015 and 2014 for the Funds were as follows:

Global Emerging Markets Equity Institutional Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2015	$17,209,426	$-	$17,209,426	$-	$17,209,426
2014	4,421,004	-	4 ,421,004	-	4,421,004

Global Equity Institutional Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2015	$-	$-	$-	$-	$-

International Equity Institutional Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2015	$-	$-	$-	$-	$-

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and investments in certain foreign companies.

For the period subsequent to October 31, 2014, through the fiscal year ended September 30, 2015, the following Funds incurred net capital losses and/or Section 988 net currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

Fund	Amount
Global Emerging Markets Equity Institutional Fund	$68,431,883
Global Equity Institutional Fund	-
International Equity Institutional Fund	-

As of the latest tax year ended September 30, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Depreciation	Total Accumulated Earnings
Global Emerging Markets
Equity Institutional Fund	$11,687,231	$-	$11,687,231	$-	$(85,721,332)	$(70,070,629)	$(144,104,730)
Global Equity Institutional Fund	127,272	-	127,272	-	(86,662)	(21,898)	18,712
International Equity Institutional Fund	304,721	-	304,721	-	(525,893)	(154,441)	(375,613)

26

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

As of the latest tax year ended September 30, 2015, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
Global Emerging Markets Equity Institutional Fund	$14,748,364	$2,541,084
Global Equity Institutional Fund	86,662	-
International Equity Institutional Fund	525,893	-

E.   Concentration by Ownership

A significant portion of the Funds’ shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

27

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2016 (Unaudited)

A.   Summary of Fund Holdings

Vontobel Global Emerging Markets Equity Institutional Fund

Market Exposure		5 Largest Equity Positions
Equity Securities	% of Net Assets	Issuer	% of Net Assets
Aerospace/Defense	1.2%	Housing Development Finance Corp. Ltd.	4.7%
Agriculture	12.5	SABMiller PLC	4.4
Banks	8.0	ITC Ltd .	4. 1
Beverages	14.0	British American Tobacco PLC	3.9
Chemicals	0.5	Fomento Economico Mexicano S.A.B. de C.V.	3.8
Commercial Services	2.0	Total	20.9%
Computers	5.7
Cosmetics/Personal Care	6.5
Diversified Financial Services	5.8
Electric	3.9
Engineering & Construction	0.5
Healthcare-Services	0.3
Household Products/Wares	2.6
Insurance	1.1
Internet	5.5
Lodging	1.3
Media	4.7
Mining	2.1
Pharmaceuticals	3.0
Real Estate Investment Trust	1.5
Retail	5.8
Semiconductors	3.0
Software	2.2
Telecommunications	1.9
Total	95.6%

28

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2016 (Unaudited)

Vontobel Global Equity Institutional Fund

Market Exposure		5 Largest Equity Positions
Equity Securities	% of Net Assets	Issuer	% of Net Assets
Agriculture	18.6%	Philip Morris International, Inc.	5.7%
Banks	6.8	British American Tobacco PLC	5.3
Beverages	3.5	MasterCard, Inc. - Class A	5.0
Biotechnology	2.8	Altria Group, Inc.	4.7
Building Materials	1.7	Alphabet, Inc. - Class C	4.2
Commercial Services	2.0	Total	24.9%
Computers	3.7
Cosmetics/Personal Care	2.5
Diversified Finan Serv	13.7
Food	3.4
Healthcare-Products	2.8
Healthcare-Services	2.6
Household Products/Wares	3.7
Insurance	4.7
Internet	10.1
Media	1.1
Pharmaceuticals	6.6
Real Estate Investment Trust	2.0
Retail	3.3
Software	1.8
Total	97.4%

29

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2016 (Unaudited)

Vontobel International Equity Institutional Fund

Market Exposure		5 Largest Equity Positions
Equity Securities	% of Net Assets	Issuer	% of Net Assets
Agriculture	17.8%	British American Tobacco PLC	6.6%
Apparel	1.2	Philip Morris International, Inc.	5.6
Banks	8.2	Reckitt Benckiser Group PLC	4. 7
Beverages	4.9	Nestle S.A. - REG	4.7
Biotechnology	2.6	Roche Holding A.G. (Genusschein)	4.2
Chemicals	1.3	Total	25.8%
Commercial Services	3.3
Computers	2.0
Cosmetics/Personal Care	6.3
Diversified Financial Services	5.3
Engineering & Construction	1.1
Entertainment	1.4
Food	6.6
Healthcare-Products	2.8
Healthcare-Services	1.7
Home Builders	1.8
Household Products/Wares	4.7
Internet	5.0
Media	1.6
Pharmaceuticals	9.7
Real Estate	1.5
Real Estate Investment Trust	1.1
Retail	3.4
Software	2.8
Total	98.1%

30

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2016 (Unaudited)

B.   Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at September 30, 2015 and held for the entire period through March 31, 2016.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Vontobel Global Emerging Markets Equity Institutional Fund
	Expense Ratio	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	*Expenses Paid 10/1/15-3/31/16
Actual	1.02%	$1,000.00	$1,005.40	$5.11
Hypothetical	1.02%	$1,000.00	$1,019.90	$5.15

Vontobel Global Equity Institutional Fund
	Expense Ratio	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	*Expenses Paid 10/1/15-3/31/16
Actual	0.90%	$1,000.00	$1,041.10	$4.59
Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55

Vontobel International Equity Institutional Fund
	Expense Ratio	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	*Expenses Paid 10/1/15-3/31/16
Actual	0.95%	$1,000.00	$1,043.80	$4.85
Hypothetical	0.95%	$1,000.00	$1,020.25	$4.80

* Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

31

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2016 (Unaudited)

C.   Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement between Advisers Investment Trust (the “Trust”) and Vontobel Asset Management, Inc. (the “Adviser”) with respect to the Vontobel Global Emerging Markets Equity Institutional Fund (“Vontobel GEM Fund”), the Vontobel International Equity Institutional Fund (“Vontobel IE Fund”), and the Vontobel Global Equity Institutional Fund (“Vontobel GE Fund”) (collectively, the “Funds”) be approved and renewed, at least annually, by a majority the Board of Trustees (“Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Funds or of the Adviser (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement to determine whether the agreement is fair to the Funds and their shareholders. The Board considered and approved the Investment Advisory Agreement for the Funds at an in-person meeting held on March 9 and 10, 2016.

The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of the Funds (ii) the nature, extent and quality of the services provided by the Adviser to the Funds; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; (v) whether the fee levels will reflect these economies of scale to the benefit of the Funds’ shareholders; (vi) the advisory fees paid by other comparable accounts advised by the Adviser or by a different investment adviser (the “Peer Group”); (vii) the Funds’ expense ratios and the expense ratios of funds in the Peer Group; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser and other service providers.

The Trustees reviewed the materials regarding the Funds supplied by the Adviser. The Board first gave careful consideration to the nature, extent and quality of the services provided by the Adviser. The Board noted that there were no violations of the Adviser’s Code of Ethics and that details about the firm’s clients, business activities, etc. were provided in its Form ADV included in the Board materials. The Board also reviewed the Adviser’s Consolidated Statement of Financial Condition as of December 31, 2014, the Adviser’s investment philosophy and portfolio construction process, services provided to other mutual funds and private funds with a similar investment strategy to the Funds, key risks associated with the Funds and ways in which those risks are mitigated, the Adviser’s policies regarding the selection of broker-dealers for portfolio transactions, and the Adviser’s compliance program. The Board noted that the Adviser has not been a party to any litigation or regulatory issues during the last 36 months, other than the litigation described in the Board materials. The Board also reviewed the Adviser’s errors and omissions insurance coverage, business continuity plan, and privacy and information security policies and procedures. Taking into account the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser as of the time the materials were finalized, but noted that the information supplied about the Adviser’s key personnel was updated at the meeting to reflect the recently announced departure of the Chief Investment Officer/lead portfolio.

The Board reviewed the Vontobel GEM Fund’s performance from inception through December 31, 2015, comparing the performance to the MSCI Emerging Markets Index and the Morningstar US OE Diversified Emerging Markets category. The Board noted that the Vontobel GEM Fund outperformed both the index and the Morningstar category for the one-year period. The Board noted that no performance information was provided for the Vontobel IE Fund or the Vontobel GE Fund, as neither fund had a full year of performance as of December 31, 2015. The trustees also reviewed the performance of similar investment companies or pooled vehicles advised or sub-advised by the Adviser as compared to applicable benchmarks, noting that these vehicles outperformed the benchmarks for the one-year, five-year, ten-year, and since-inception periods. The Trustees also reviewed the performance of similarly managed accounts advised or sub-advised by the Adviser as compared to applicable benchmarks, noting that these accounts outperformed the benchmarks for all time periods where data was provided.

32

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2016 (Unaudited)

The Board then reviewed the advisory fee to be paid by the Funds and the total operating expenses of the Funds. The Board noted the advisory fees received by the Adviser for each of the Funds. The Board reviewed the investment advisory fees paid by the peer group and the Morningstar category for each of the Funds, noting that each of the Fund’s advisory fee was below the average for the peer group and the Morningstar category, as depicted in the Board materials. The Board also reviewed the investment advisory fees paid to the Adviser by comparable mutual funds sub-advised by the Adviser and other comparable pooled vehicles managed by the Adviser, noting that the advisory fee for each of the Funds was less than the advisory fee paid to the Adviser by these other vehicles.

With respect to total operating expenses, the Board noted the expense caps in place for the Vontobel GE Fund and the Vontobel IE Fund of 90 basis points and 95 basis points, respectively. Taking into consideration the expense caps, the Board noted that the total annual operating expenses for the Vontobel GE Fund and the Vontobel IE Fund were below both the peer group average and the Morningstar category average, and the total operating expenses for the Vontobel GEM Fund were below both the peer group average and the Morningstar category average absent expense caps. The Board also reviewed the average expense ratios of comparable mutual funds sub-advised by the Adviser and other comparable pooled vehicles managed by the Adviser, noting that the expense ratio for each of the Funds was below the average expense ratio for these vehicles. After considering the comparative data as described above regarding the advisory fees and the operating expenses, the Board concluded that the advisory fee paid to the Adviser for each of the Vontobel Funds is reasonable.

In reviewing the profits realized by the Adviser on a fund by fund basis, the Board reviewed the information provided in the Board materials, including the Adviser’s audited financial statements for the calendar year 2014. The Board noted that the Adviser has represented that it does not allocate overhead or fixed and compensation costs to individual accounts, funds, or strategies and the 2014 estimated profit set forth in the Board materials for each Fund is based on the profitability of the asset management segment of the Adviser’s publically held parent company, which is a strong indicator of the Adviser’s profitability. The Trustees reviewed the Adviser’s profitability relative to its peers noting the relative contribution of the Fund to the Adviser’s profitability overall. The Board noted the Adviser’s representation that it does not expect to incur a loss on its relationship with the Funds and that revenue for each of the Funds is in line with other similar mutual funds as well as with the Adviser’s other accounts managed in the respective strategy. After considering the data provided, the Board concluded that the level of profit was reasonable.

With respect to economies of scale, the Trustees considered the Fund’s marketing and distribution plans, capacity, and breakeven point. The Board noted that the Adviser indicated that it does not intend to introduce breakpoints at this time as it believes that the Funds are priced competitively relative to other funds with similar strategies. However, the Board noted that as assets grow, the Adviser will revisit the potential for breakpoints. A representative from the Adviser confirmed that payments for distribution activities are paid out of the legitimate profits of the Adviser, not out of the assets of the Funds. The Board noted that other than the advisory fee, brokerage commissions generated by the Funds activity will contribute to the Adviser’s soft-dollar commission pool and will be used to pay for investment-research-related products and services.

33

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2016 (Unaudited)

Conclusions

In reaching its conclusions, with respect to each Fund discussed above, the Board did not identify any single controlling factor in deciding to approve the Investment Advisory Agreement. Rather, the Board noted that a combination of factors influenced its decision-making process. The Board also considered the announced departure of the Adviser’s Chief Investment Officer/lead portfolio manager and the impact of his departure and ongoing redemption activity, particularly with respect to the Vontobel GEM Fund, on the remaining shareholders. For this reason, the Board also asked the Adviser to consider implementing an expense limitation agreement in the Vontobel GEM Fund. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the Investment Advisory Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that approval of the Investment Advisory Agreement is in the best interests of the Funds and their shareholders.

D.   Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-252-5393 (toll free) or 312-630-6583. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the SEC’s website at http://www.sec.gov.

The Funds file a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

34

THE PAGE INTENTIONALLY LEFT BLANK

Investment Adviser

Vontobel Asset Management, Inc.

1540 Broadway

38th Floor

New York, NY 10036

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Ernst & Young LLP

1900 Scripps Center

312 Walnut Street

Cincinnati, Ohio 45202

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, Inc.

325 John H. McConnell Boulevard, Suite 150

Columbus, Ohio 43215

For Additional Information, call

866-252-5393 (toll free) or 312-630-6583

SEMI-ANNUAL REPORT
MARCH 31, 2016

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

March 31, 2016 (Unaudited)

(This page has been intentionally left blank)

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
SHAREHOLDER LETTER
March 31, 2016 (Unaudited)

Dear Shareholder:

We are pleased to present the March 2016 Semi-Annual Report for the JOHCM Funds (the “Funds”), each a series of the Advisers Investment Trust. This report contains the results of operations during the six months ended March 31, 2016.

We appreciate the trust and confidence you have placed in us by choosing the Funds and the Investment Adviser, J O Hambro Capital Management Limited, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina Tantra	Helen Vaughan
President and Trustee	Chief Operating Officer
Advisers Investment Trust	J O Hambro Capital Management Limited

1

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	91.6%
China	14.2%
AAC Technologies Holdings, Inc.		917,175	$7,011,219
Anhui Conch Cement Co. Ltd. - Class H		1,154,500	3,095,593
Beijing Capital International Airport Co. Ltd. - Class H		9,405,050	10,038,714
China Life Insurance Co. Ltd. - Class H		1,139,000	2,810,297
Tencent Holdings Ltd.		839,600	17,144,081
			40,099,904
Hong Kong	17.6%
China Mobile Ltd.		1,467,000	16,348,644
China Traditional Chinese Medicine Co. Ltd.(a)		15,256,064	7,492,972
CK Hutchison Holdings Ltd.		715,616	9,289,584
Johnson Electric Holdings Ltd.		934,223	2,884,315
Sands China Ltd.		2,469,158	10,058,253
Sun Hung Kai Properties Ltd.		287,000	3,509,182
			49,582,950
India	19.4%
Amara Raja Batteries Ltd.		676,343	8,963,096
Asian Paints Ltd.		752,400	9,866,498
Bajaj Auto Ltd.		215,418	7,826,418
Cummins India Ltd.		375,402	4,771,994
Emami Ltd.		516,962	7,277,944
Infosys Ltd. - ADR		227,755	4,331,900
Ramco Systems Ltd.(a)		402,000	4,300,910
Zee Entertainment Enterprises Ltd.		1,282,614	7,494,545
			54,833,305
Indonesia	8.4%
AKR Corporindo Tbk PT		17,957,403	9,412,063
Gudang Garam Tbk PT		1,071,957	5,278,943
Indofood CBP Sukses Makmur Tbk PT		7,864,285	9,014,867
			23,705,873
Philippines	3.3%
Emperador, Inc.		4,308,527	709,277
Universal Robina Corp.		1,795,188	8,452,530
			9,161,807
South Korea	4.9%
KT&G Corp.		89,363	8,595,602
Samsung Fire & Marine Insurance Co. Ltd.		20,500	5,288,125
			13,883,727

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan	22.7%
Delta Electronics, Inc.		1,768,042	$7,800,832
Giant Manufacturing Co. Ltd.		1,080,402	6,243,934
King Slide Works Co. Ltd.		587,848	6,785,531
Largan Precision Co. Ltd.		129,000	10,000,466
Makalot Industrial Co. Ltd.		998,132	6,001,073
Nien Made Enterprise Co. Ltd.(a)		668,000	4,773,801
PChome Online, Inc.		905,620	9,975,214
Taiwan Paiho Ltd.		1,706,762	5,112,225
Taiwan Semiconductor Manufacturing Co. Ltd.		1,464,000	7,369,127
			64,062,203
Thailand	1.1%
Thai Beverage PCL		5,892,944	3,126,056
TOTAL COMMON STOCKS (Cost $261,035,508)			258,455,825
TOTAL INVESTMENTS (Cost $261,035,508)	91.6%		258,455,825
NET OTHER ASSETS (LIABILITIES)	8.4%		23,824,405
NET ASSETS	100.0%		$282,280,230

(a)	Non-income producing security.

Abbreviations:

ADR - American Depository Receipt

At March 31, 2016 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	16.8%
Consumer Staples	15.0
Financials	4.1
Health Care	2.7
Industrials	18.5
Information Technology	24.1
Materials	4.6
Telecommunication Services	5.8
Total	91.6%

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Internet	9.6%
Electrical Components & Equipments	7.0
Food	6.2
Telecommunications	5.8
Pharmaceuticals	5.2
Leisure Time	5.0
Agriculture	4.9
Computers	3.9
Lodging	3.6
Engineering & Construction	3.6
Miscellaneous Manufacturing	3.5
Chemicals	3.5
Distribution/Wholesale	3.3
Retail	3.3
Insurance	2.9
Building Materials	2.8
Media	2.7
Semiconductors	2.6
Electronics	2.5
Apparel	2.1
Textiles	1.8
Machinery-Diversified	1.7
Software	1.5
Beverages	1.4
Real Estate	1.2
Total	91.6%

5 Largest Security Positions
Issuer	% of Net Assets
Tencent Holdings Ltd.	6.1%
China Mobile Ltd.	5.8
Sands China Ltd.	3.6
Beijing Capital International Airport
Co. Ltd. - Class H	3.5
Largan Precision Co. Ltd.	3.5
Total	22.5%

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.3%
Brazil	3.2%
BRF S.A.		112,807	$1,609,758
BRF S.A. - ADR		118,789	1,689,180
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.		15,875	132,628
			3,431,566
China	17.3%
Alibaba Group Holding Ltd. - ADR(a)		32,505	2,568,870
China Construction Bank Corp. - Class H		4,663,249	2,975,640
China Life Insurance Co. Ltd. - ADR		8,843	108,681
China Life Insurance Co. Ltd. - Class H		624,712	1,541,375
China Petroleum & Chemical Corp. - ADR		14,219	926,368
China Petroleum & Chemical Corp. - Class H		2,229,067	1,462,607
ENN Energy Holdings Ltd.		314,720	1,726,277
Hengan International Group Co. Ltd.		274,123	2,378,193
Huaneng Power International, Inc. - ADR		2,961	105,293
Huaneng Power International, Inc. - Class H		2,025,309	1,811,913
Lenovo Group Ltd.		1,393,387	1,084,914
PICC Property & Casualty Co. Ltd. - Class H		822,115	1,507,019
Xinyi Solar Holdings Ltd.		1,376,318	489,683
			18,686,833
Hong Kong	11.6%
China Mobile Ltd.		277,673	3,094,463
China Mobile Ltd. - ADR		30,044	1,665,940
China Overseas Land & Investment Ltd.		978,820	3,097,711
China Overseas Property Holdings Ltd.(a)		180,945	26,358
China Resources Land Ltd.		461,963	1,185,078
Haier Electronics Group Co. Ltd.		1,322,049	2,304,151
Johnson Electric Holdings Ltd.		392,731	1,212,515
			12,586,216
India	12.3%
Apollo Tyres Ltd.		391,465	1,033,897
Axis Bank Ltd.		293,881	1,971,041
HDFC Bank Ltd. - ADR		25,535	1,573,722
ICICI Bank Ltd. - ADR		526,678	3,771,014
ITC Ltd.		164,375	814,770
Reliance Industries Ltd.		101,114	1,595,898
Tata Motors Ltd. - ADR(a)		86,443	2,511,169
			13,271,511
Jersey	2.0%
Randgold Resources Ltd.		23,800	2,177,441

See Notes to Financial Statements.

5

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Russia	2.9%
M.Video PAO		223,458	$886,049
MMC Norilsk Nickel PJSC - ADR		177,122	2,287,122
			3,173,171
South Africa	6.7%
Naspers Ltd. - Class N		51,732	7,221,719
South Korea	14.9%
Hyundai Motor Co.		4,918	655,819
LG Household & Health Care Ltd.		2,133	1,762,579
Samsung Electronics Co. Ltd.		6,079	6,974,159
Samsung Electronics Co. Ltd. - GDR		4,970	2,831,859
SK Hynix, Inc.		110,649	2,723,653
Youngone Corp.		27,155	1,142,144
			16,090,213
Taiwan	20.5%
Cathay Financial Holding Co. Ltd.		2,179,261	2,610,319
Cleanaway Co. Ltd.		148,000	820,843
Fubon Financial Holding Co. Ltd.		929,060	1,183,553
Hon Hai Precision Industry Co. Ltd.		1,504,766	3,964,832
Largan Precision Co. Ltd.		24,626	1,909,081
MediaTek, Inc.		140,670	1,079,589
Novatek Microelectronics Corp.		481,073	1,935,712
Phison Electronics Corp.		124,587	1,014,224
Shin Kong Financial Holding Co. Ltd.		5,991,620	1,202,643
Taiwan Semiconductor Manufacturing Co. Ltd.		681,000	3,427,852
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		76,072	1,993,087
Yungtay Engineering Co. Ltd.		736,546	1,051,587
			22,193,322
Thailand	1.9%
PTT Global Chemical PCL		133,700	229,927
PTT Global Chemical PCL - REG		1,036,746	1,782,920
			2,012,847
TOTAL COMMON STOCKS (Cost $103,959,267)			100,844,839
EQUITY-LINKED SECURITIES	2.7%
India	2.7%
ITC Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/22/18		354,540	1,757,375
Reliance Industries Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/29/18		73,618	1,161,924
			2,919,299
TOTAL EQUITY-LINKED SECURITIES (Cost $3,224,932)			2,919,299

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.9%
South Korea	1.9%
Hyundai Motor Co. - REG - GDR		1,001	$45,345
Hyundai Motor Co. Ltd.		22,437	2,040,441
			2,085,786
TOTAL PREFERRED STOCKS (Cost $2,473,979)			2,085,786
TOTAL INVESTMENTS (Cost $109,658,178)	97.9%		105,849,924
NET OTHER ASSETS (LIABILITIES)	2.1%		2,229,686
NET ASSETS	100.0%		$108,079,610

(a)	Non-income producing security.

Abbreviations:

ADR - American Depository Receipt

GDR - Global Depository Receipt

At March 31, 2016 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	16.5%
Consumer Staples	9.3
Energy	4.7
Financials	21.0
Industrials	3.0
Information Technology	29.6
Materials	6.0
Telecommunication Services	4.4
Utilities	3.4
Total	97.9%

See Notes to Financial Statements.

7

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Market Exposure
% of
Equity and Equity-Linked Securities	Net Assets
Semiconductors	20.3%
Banks	9.5
Media	6.7
Insurance	6.4
Auto Manufacturers	4.9
Oil & Gas	4.8
Telecommunications	4.4
Mining	4.1
Real Estate	4.0
Electronics	3.7
Food	3.0
Agriculture	2.4
Internet	2.4
Healthcare-Products	2.2
Home Furnishings	2.1
Chemicals	1.9
Electric	1.8
Miscellaneous Manufacturing	1.8
Cosmetics/Personal Care	1.6
Gas	1.6
Diversified Financial Services	1.2
Electrical Components & Equipments	1.1
Apparel	1.0
Computers	1.0
Machinery-Diversified	1.0
Auto Parts & Equipments	1.0
Retail	0.8
Environmental Control	0.8
Energy-Alternate Sources	0.4
Total	97.9%

5 Largest Security Positions
% of
Issuer	Net Assets
Naspers Ltd. - Class N	6.7%
Samsung Electronics Co. Ltd.	6.4
Hon Hai Precision Industry Co. Ltd.	3.7
ICICI Bank Ltd. - ADR	3.5
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Total	23.5%

See Notes to Financial Statements.

8

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	89.9%
Argentina	0.5%
Arcos Dorados Holdings, Inc. - Class A(a)		7,548	$28,305
Brazil	2.9%
AES Tiete Energia S.A.		19,200	82,553
BR Malls Participacoes S.A.		7,800	31,997
Lojas Renner S.A.		7,200	41,630
			156,180
Canada	1.7%
Africa Oil Corp.(a)		14,315	24,138
Gran Tierra Energy, Inc.(a)		13,882	34,289
Guyana Goldfields, Inc.(a)		9,762	34,050
			92,477
Chile	0.5%
SONDA S.A.		13,219	25,461
China	19.6%
Bank of Chongqing Co. Ltd. - Class H		73,152	59,315
Bitauto Holdings Ltd. - ADR(a)		726	17,998
BYD Electronic International Co. Ltd.(a)		43,000	24,833
China Maple Leaf Educational Systems Ltd.		130,000	82,451
China National Building Material Co. Ltd. - Class H		26,000	12,066
Chlitina Holding Ltd.		3,000	25,820
Cogobuy Group(a)(b)		40,000	54,555
Fuyao Glass Industry Group Co. Ltd. - Class H(a)(b)		18,800	45,465
Geely Automobile Holdings Ltd.		90,000	44,551
Haichang Ocean Park Holdings Ltd.(a)(b)		254,639	54,162
Huaneng Renewables Corp. Ltd. - Class H		168,000	52,193
Maanshan Iron & Steel Co. Ltd. - Class H(a)		126,000	23,389
Silergy Corp.		7,053	96,205
SINA Corp.(a)		1,037	49,123
Sinosoft Technology Group Ltd.		108,000	54,854
Sinotruk Hong Kong Ltd.		36,037	16,910
Sunac China Holdings Ltd.		115,000	77,385
Sunny Optical Technology Group Co. Ltd.		30,000	84,307
TAL Education Group - ADR(a)		1,059	52,611
Tianneng Power International Ltd.(a)		12,000	10,720
Weichai Power Co. Ltd. - Class H		28,000	31,366
Xinyi Solar Holdings Ltd.		206,000	73,293
			1,043,572
Greece	0.4%
Alpha Bank A.E.(a)		8,641	19,272
Hong Kong	7.8%
Carnival Group International Holdings Ltd.(a)		190,000	26,453
China Everbright Ltd.		34,000	71,354

See Notes to Financial Statements.

9

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
China High Speed Transmission Equipment Group Co. Ltd.(a)		62,000	$51,631
Guotai Junan International Holdings Ltd.		258,000	90,464
Man Wah Holdings Ltd.		44,800	56,712
Shenzhen International Holdings Ltd.		36,000	58,381
SJM Holdings Ltd.		87,000	62,132
			417,127
Hungary	1.7%
Richter Gedeon Nyrt.		4,447	88,654
Indonesia	3.5%
Adaro Energy Tbk PT		478,200	23,261
Bank Tabungan Negara Persero Tbk PT		737,900	97,107
Bumi Serpong Damai Tbk PT		91,000	12,593
Media Nusantara Citra Tbk PT		339,300	55,782
			188,743
Malaysia	0.7%
Karex Bhd.		38,200	37,206
Mexico	5.4%
Alsea S.A.B. de C.V.		9,200	34,527
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		4,316	90,938
Credito Real S.A.B. de C.V. SOFOM E.R.		13,756	29,364
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)		5,788	33,045
Grupo Simec S.A.B. de C.V. - Series B(a)		18,490	50,610
Megacable Holdings S.A.B. de C.V. - CPO		12,124	50,279
			288,763
Philippines	1.2%
Robinsons Land Corp.		100,500	60,896
Poland	3.2%
Agora S.A.(a)		10,506	35,591
Asseco Poland S.A.		1,813	29,441
Eurocash S.A.		3,691	52,775
Orange Polska S.A.		12,749	23,029
Warsaw Stock Exchange		2,794	29,354
			170,190
Romania	0.9%
BRD-Groupe Societe Generale(a)		16,890	45,074
Russia	1.6%
Yandex N.V. - Class A(a)		5,658	86,681
South Africa	2.5%
Exxaro Resources Ltd.		9,129	44,521
Royal Bafokeng Platinum Ltd.(a)		8,399	21,777
Sibanye Gold Ltd.		9,128	35,019
Telkom S.A. SOC Ltd.		8,012	31,242
			132,559

See Notes to Financial Statements.

10

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
South Korea	10.6%
Ecopro Co. Ltd.(a)		1,465	$13,579
Hanwha Techwin Co. Ltd.		2,255	79,564
i-SENS, Inc.(a)		2,123	67,202
Jusung Engineering Co. Ltd.(a)		7,443	52,848
MDS Technology Co. Ltd.		2,535	47,770
S&T Motiv Co. Ltd.		769	46,466
SK Materials Co. Ltd.		767	74,782
Value Added Technologies Co. Ltd.		1,579	61,235
Vieworks Co. Ltd.		1,371	59,463
WiSoL Co. Ltd.		3,463	50,726
Woory Industrial Co. Ltd.		582	12,570
			566,205
Switzerland	0.6%
Luxoft Holding, Inc.(a)		579	31,862
Taiwan	13.6%
ASPEED Technology, Inc.		6,666	70,836
Bioteque Corp.		10,000	44,587
E Ink Holdings, Inc.(a)		22,000	12,714
Gigasolar Materials Corp.		4,000	69,227
Gourmet Master Co. Ltd.		8,000	63,883
Himax Technologies, Inc. - ADR		1,204	13,533
LuxNet Corp.		24,499	54,655
Macauto Industrial Co. Ltd.		10,000	52,511
Silicon Motion Technology Corp. - ADR		2,166	84,062
Tung Thih Electronic Co. Ltd.		8,000	131,743
XAC Automation Corp.		31,000	66,462
Yeong Guan Energy Technology Group Co. Ltd.		9,000	63,898
			728,111
Thailand	5.0%
Beauty Community PCL - REG		265,500	40,753
Big Camera Corp. PCL(a)		841,600	53,108
Kiatnakin Bank PCL - REG		39,800	47,516
Minor International PCL - REG		31,600	33,235
Plan B Media PCL - REG		142,500	26,734
Srisawad Power 1979 PCL - REG		55,304	66,418
			267,764
Turkey	2.1%
Akcansa Cimento A.S.		5,366	27,365
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.		13,558	25,405
Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.		34,350	34,865
Tekfen Holding A.S.		12,979	25,057
			112,692
United Arab Emirates	1.4%
NMC Health PLC		5,012	76,088

See Notes to Financial Statements.

11

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
United Kingdom	1.0%
Acacia Mining PLC		7,192	$29,057
Centamin PLC		20,388	25,885
			54,942
United States	1.5%
Bizlink Holding, Inc.		15,000	79,698
TOTAL COMMON STOCKS (Cost $4,347,277)			4,798,522
EQUITY-LINKED SECURITIES	8.8%
China	2.3%
Huangshan Tourism Development Co. Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 11/6/20		20,585	76,769
Shanghai Jahwa United Co. Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 3/20/20		9,787	46,441
			123,210
India	6.5%
eClerx Services Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 11/13/20		1,816	35,626
Fortis Healthcare Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 7/24/20(a)		41,388	109,685
LIC Housing Finance Ltd., Issued by Merrill Lynch International & Co., Maturity Date 3/28/19		7,590	56,522
SKS Microfinance Ltd., Issued by Merrill Lynch International & Co., Maturity Date 11/5/18(a)		15,364	126,640
Voltas Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 5/28/20		4,537	19,053
			347,526
TOTAL EQUITY-LINKED SECURITIES (Cost $456,193)			470,736
PREFERRED STOCKS	1.3%
Brazil	1.3%
Bradespar S.A.		30,000	51,062
Marcopolo S.A.(a)		23,800	15,819
			66,881
TOTAL PREFERRED STOCKS (Cost $52,519)			66,881
TOTAL INVESTMENTS (Cost $4,855,989)	100.0%		5,336,139
NET OTHER ASSETS (LIABILITIES)	0.0%		2,548
NET ASSETS	100.0%		$5,338,687

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR - American Depository Receipt
CPO - Certificados de Partcipatión Ordinario

See Notes to Financial Statements.

12

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

At March 31, 2016 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	23.8%
Consumer Staples	3.1
Energy	2.4
Financials	17.8
Health Care	9.5
Industrials	9.4
Information Technology	21.2
Materials	9.3
Telecommunication Services	1.0
Utilities	2.5
Total	100.0%

See Notes to Financial Statements.

13

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Market Exposure
% of
Equity and Equity-Linked Securities	Net Assets
Diversified Financial Services	8.8%
Auto Parts & Equipment	6.3
Electronics	5.5
Banks	5.0
Retail	4.8
Internet	4.8
Commercial Services	4.6
Healthcare-Products	4.4
Semiconductors	3.8
Miscellaneous Manufacturing	3.7
Healthcare-Services	3.5
Real Estate	3.4
Mining	3.4
Computers	2.9
Energy-Alternate Sources	2.7
Media	2.7
Iron/Steel	2.6
Electric	2.5
Airlines	1.7
Software	1.7
Pharmaceuticals	1.7
Aerospace/Defense	1.5
Telecommunications	1.5
Leisure Time	1.4
Coal	1.3
Cosmetics/Personal Care	1.2
Electrical Components & Equipments	1.2
Lodging	1.2
Auto Manufacturers	1.1
Oil & Gas	1.1
Entertainment	1.0
Food	1.0
Engineering & Construction	1.0
Holding Companies-Diversified	1.0
Investment Companies	1.0
Distribution/Wholesale	0.9
Building Materials	0.7
Chemicals	0.7
Advertising	0.5
Home Furnishings	0.2
Total	100.0%

5 Largest Security Positions
% of
Issuer	Net Assets
Tung Thih Electronic Co. Ltd.	2.5%
SKS Microfinance Ltd., Issued by Merrill Lynch International & Co., Maturity Date 11/5/18	2.4
Fortis Healthcare Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 7/24/20	2.0
Bank Tabungan Negara Persero Tbk PT	1.8
Silergy Corp.	1.8
Total	10.5%

See Notes to Financial Statements.

14

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	95.1%
Australia	4.8%
Newcrest Mining Ltd.(a)		653,010	$8,489,579
South32 Ltd.(a)		7,177,978	8,060,839
			16,550,418
Brazil	2.4%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros		1,945,382	8,321,159
Canada	2.1%
Franco-Nevada Corp.		119,070	7,308,517
China	2.4%
Tencent Holdings Ltd.		401,156	8,191,342
Denmark	2.2%
Vestas Wind Systems A/S		110,423	7,790,399
France	7.0%
Danone S.A.		108,278	7,701,828
Orange S.A.		455,883	7,986,145
TOTAL S.A.		192,116	8,757,468
			24,445,441
Germany	7.0%
adidas A.G.		69,137	8,103,112
SAP S.E.		107,054	8,661,171
Siemens A.G. - REG		72,429	7,677,140
			24,441,423
Ireland	2.4%
Accenture PLC - Class A		73,655	8,499,787
Israel	2.5%
CyberArk Software Ltd.(a)		201,769	8,601,412
Japan	7.1%
Kao Corp.		163,852	8,739,647
Nippon Telegraph & Telephone Corp.		179,786	7,744,480
NTT DOCOMO, Inc.		361,329	8,194,876
			24,679,003
Netherlands	2.4%
Koninklijke Ahold N.V.		371,071	8,347,718
Spain	2.6%
Iberdrola S.A.		1,327,326	8,852,245
United Kingdom	4.8%
Reckitt Benckiser Group PLC		84,619	8,179,241
Vodafone Group PLC		2,635,404	8,372,639
			16,551,880

See Notes to Financial Statements.

15

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
United States	45.4%
Alcoa, Inc.		840,670	$8,053,618
Allergan PLC(a)		29,550	7,920,286
Allscripts Healthcare Solutions, Inc.(a)		677,527	8,950,132
Alphabet, Inc. - Class C(a)		11,603	8,643,655
Baxalta, Inc.		223,642	9,035,137
Cablevision Systems Corp. - Class A (New York Group)		234,296	7,731,768
CBOE Holdings, Inc.		122,238	7,985,809
CME Group, Inc.		82,672	7,940,646
Edwards Lifesciences Corp.(a)		99,521	8,778,747
Facebook, Inc. - Class A(a)		75,150	8,574,615
First Solar, Inc.(a)		111,547	7,637,623
Intercontinental Exchange, Inc.		36,124	8,494,197
International Flavors & Fragrances, Inc.		72,345	8,230,691
McCormick & Co., Inc. (Non Voting)		88,059	8,760,109
Microsoft Corp.		156,441	8,640,236
Nasdaq, Inc.		119,803	7,952,523
Oracle Corp.		184,225	7,536,645
Valero Energy Corp.		120,054	7,700,264
Walgreens Boots Alliance, Inc.		106,475	8,969,454
			157,536,155
TOTAL COMMON STOCKS (Cost $309,355,976)			330,116,899
TOTAL INVESTMENTS (Cost $309,355,976)	95.1%		330,116,899
NET OTHER ASSETS (LIABILITIES)	4.9%		16,913,129
NET ASSETS	100.0%		$347,030,028

(a)	Non-income producing security.

At March 31, 2016 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	4.6%
Consumer Staples	14.6
Energy	4.7
Financials	11.7
Health Care	10.0
Industrials	4.5
Information Technology	21.6
Materials	11.6
Telecommunication Services	9.3
Utilities	2.5
Total	95.1%

See Notes to Financial Statements.

16

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Market Exposure
% of
Equity Securities	Net Assets
Software	12.2%
Diversified Financial Services	11.7
Telecommunications	9.3
Mining	9.2
Internet	7.3
Food	7.2
Pharmaceuticals	4.9
Oil & Gas	4.7
Energy-Alternate Sources	4.4
Retail	2.6
Electric	2.6
Healthcare-Products	2.5
Cosmetics/Personal Care	2.5
Computers	2.5
Chemicals	2.4
Household Products/Wares	2.4
Apparel	2.3
Media	2.2
Miscellaneous Manufacturing	2.2
Total	95.1%

5 Largest Security Positions
% of
Issuer	Net Assets
Baxalta, Inc.	2.6%
Walgreens Boots Alliance, Inc.	2.6
Allscripts Healthcare Solutions, Inc.	2.6
Iberdrola S.A.	2.5
Edwards Lifesciences Corp.	2.5
Total	12.8%

See Notes to Financial Statements.

17

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	93.1%
Australia	6.7%
Caltex Australia Ltd.		3,045,932	$79,431,909
Newcrest Mining Ltd.(a)		5,979,104	77,732,466
South32 Ltd.(a)		66,396,580	74,563,078
			231,727,453
Belgium	2.4%
Delhaize Group		775,727	80,987,702
Canada	2.1%
Franco-Nevada Corp.		1,166,099	71,613,518
China	2.4%
Tencent Holdings Ltd.		3,969,243	81,049,339
Finland	2.3%
Nokia OYJ		13,522,460	80,398,157
France	9.2%
Danone S.A.		1,056,240	75,130,487
L’Oreal S.A.		464,569	83,233,276
Orange S.A.		4,436,793	77,723,608
TOTAL S.A.		1,739,539	79,295,622
			315,382,993
Germany	14.5%
adidas A.G.		712,037	83,453,371
Deutsche Boerse A.G.		982,738	83,858,135
GEA Group A.G.		1,793,367	87,748,909
Henkel A.G. & Co. KGaA		872,384	85,738,268
SAP S.E.		1,040,527	84,183,514
Siemens A.G. - REG		716,468	75,942,301
			500,924,498
Hong Kong	0.4%
Hong Kong Exchanges and Clearing Ltd.		586,553	14,124,424
Israel	2.3%
Check Point Software Technologies Ltd.(a)		890,522	77,893,959
Japan	21.2%
CyberAgent, Inc.		1,797,842	83,546,258
Daiichi Sankyo Co. Ltd.		3,987,400	88,662,033
Japan Exchange Group, Inc.		5,042,685	77,245,448
Kao Corp.		1,550,558	82,704,693
KDDI Corp.		3,194,563	85,324,594
Nippon Telegraph & Telephone Corp.		1,874,556	80,748,567
NTT DOCOMO, Inc.		3,410,234	77,343,483
Recruit Holdings Co. Ltd.		2,643,700	80,688,698
Takeda Pharmaceutical Co. Ltd.		1,624,600	74,138,750
			730,402,524

See Notes to Financial Statements.

18

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Netherlands	2.4%
USG People N.V.		4,194,957	$82,962,414
Norway	2.2%
Norsk Hydro ASA		18,589,539	76,540,007
Spain	9.4%
Amadeus IT Holding S.A. - Class A		1,758,934	75,436,195
Gamesa Corp. Tecnologica S.A.		4,263,039	84,236,088
Grifols S.A.		3,810,960	84,865,136
Iberdrola S.A.		12,152,684	81,049,068
			325,586,487
Switzerland	4.6%
Actelion Ltd. - REG(a)		510,701	76,322,327
Givaudan S.A. - REG		42,495	83,350,393
			159,672,720
United Kingdom	8.9%
ITV PLC		22,575,672	78,207,433
London Stock Exchange Group PLC		1,828,135	74,043,580
Reckitt Benckiser Group PLC		771,323	74,555,791
Vodafone Group PLC		25,540,992	81,143,348
			307,950,152
United States	2.1%
Allergan PLC(a)		266,670	71,475,560
TOTAL COMMON STOCKS (Cost $3,087,723,840)			3,208,691,907
TOTAL INVESTMENTS (Cost $3,087,723,840)	93.1%		3,208,691,907
NET OTHER ASSETS (LIABILITIES)	6.9%		238,271,097
NET ASSETS	100.0%		$3,446,963,004

(a)	Non-income producing security.

At March 31, 2016 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	7.1%
Consumer Staples	14.0
Energy	4.6
Financials	7.2
Health Care	11.5
Industrials	11.9
Information Technology	11.6
Materials	11.1
Telecommunication Services	11.7
Utilities	2.4
Total	93.1%

See Notes to Financial Statements.

19

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Market Exposure
% of
Equity Securities	Net Assets
Telecommunications	14.0%
Pharmaceuticals	11.5
Mining	8.7
Diversified Financial Services	7.2
Software	6.9
Cosmetics/Personal Care	4.8
Internet	4.8
Commercial Services	4.8
Household Products/Wares	4.7
Oil & Gas	4.6
Food	4.5
Machinery-Diversified	2.5
Electrical Components & Equipments	2.4
Apparel	2.4
Chemicals	2.4
Electric	2.4
Media	2.3
Miscellaneous Manufacturing	2.2
Total	93.1%
5 Largest Security Positions
% of
Issuer	Net Assets
Daiichi Sankyo Co. Ltd.	2.6%
GEA Group A.G.	2.5
Henkel A.G. & Co. KGaA	2.5
KDDI Corp.	2.5
Grifols S.A.	2.4
Total	12.5%

See Notes to Financial Statements.

20

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.6%
Australia	1.3%
SAI Global Ltd.		559,978	$1,618,277
Austria	1.3%
Semperit A.G. Holding		42,110	1,629,177
Brazil	1.6%
Fleury S.A.		344,443	2,064,368
Canada	4.5%
Heroux-Devtek, Inc.		249,719	2,632,264
Laurentian Bank of Canada		40,583	1,487,392
ShawCor Ltd.		70,116	1,524,062
			5,643,718
China	1.4%
Dalian Refrigeration Co. Ltd. - Class B		1,470,786	1,723,455
Finland	3.2%
Teleste OYJ		211,844	2,094,788
Vaisala OYJ - Class A		68,052	1,863,119
			3,957,907
France	5.3%
Cegid Group S.A.(a)		30,946	1,744,474
Coface S.A.		207,123	1,709,190
Saft Groupe S.A.		57,084	1,727,177
Virbac S.A.		8,709	1,513,748
			6,694,589
Germany	5.4%
Carl Zeiss Meditec A.G. - Bearer(a)		53,569	1,654,350
Drillisch A.G.		43,124	1,768,757
Gerresheimer A.G.		23,378	1,833,664
KWS Saat S.E.		4,736	1,545,323
			6,802,094
Hong Kong	9.6%
Mandarin Oriental International Ltd.		1,325,850	1,803,156
Pico Far East Holdings Ltd.		6,378,000	1,701,929
Sitoy Group Holdings Ltd.		4,791,000	1,506,963
SmarTone Telecommunications Holdings Ltd.		960,000	1,596,421
Vinda International Holdings Ltd.		1,085,000	1,812,681
Vitasoy International Holdings Ltd.		1,057,000	1,973,014
Wasion Group Holdings Ltd.		3,113,000	1,645,317
			12,039,481
Indonesia	1.1%
Bank Bukopin Tbk PT		29,720,109	1,333,595
Ireland	1.3%
Grafton Group PLC		156,543	1,623,308

See Notes to Financial Statements.

21

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Italy	1.6%
Banca IFIS S.p.A.		61,790	$2,046,749
Japan	17.4%
CKD Corp.		160,100	1,321,542
Daiseki Co. Ltd.		110,700	1,811,803
EPS Holdings, Inc.		141,200	1,726,342
Fujitec Co. Ltd.		156,200	1,590,521
GMO internet, Inc.		139,200	1,858,969
Kintetsu World Express, Inc.		112,600	1,496,731
Lintec Corp.		75,300	1,347,498
Mani, Inc.		102,500	1,574,681
Optex Co. Ltd.		88,600	2,830,130
Seria Co. Ltd.		43,700	2,636,483
SHO-BOND Holdings Co. Ltd.		50,100	1,905,265
Transcosmos, Inc.		65,900	1,712,130
			21,812,095
Malaysia	1.1%
Coastal Contracts Bhd.		3,327,800	1,398,844
Mexico	1.4%
Genomma Lab Internacional S.A.B. de C.V. - Series B		2,188,635	1,692,418
Netherlands	4.1%
Corbion N.V.		90,713	2,154,250
KAS Bank N.V. - CVA		121,245	1,395,513
Sligro Food Group N.V.		41,591	1,629,211
			5,178,974
Norway	1.3%
Borregaard ASA		249,558	1,673,833
Singapore	1.8%
Super Group Ltd.		3,129,200	2,298,407
South Korea	4.4%
Bioland Ltd.		92,353	1,829,132
Choong Ang Vaccine Laboratory		119,396	1,894,926
ISC Co. Ltd.		82,913	1,856,034
			5,580,092
Sweden	7.4%
Avanza Bank Holding AB		46,754	2,084,802
BioGaia AB - Class B		64,292	1,710,599
Cloetta AB - Class B		542,740	1,724,841
Infant Bacterial Therapeutics AB		5,950	75,674
Kabe Husvagnar AB - Class B		113,019	1,837,651
Mekonomen AB		72,781	1,801,987
			9,235,554

See Notes to Financial Statements.

22

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Switzerland	4.4%
Burckhardt Compression Holding A.G.		5,500	$1,886,147
LEM Holding S.A. - REG		2,298	1,947,762
Valiant Holding A.G. - REG		15,866	1,689,645
			5,523,554
Taiwan	2.6%
Merida Industry Co. Ltd.		355,000	1,571,821
Sinmag Equipment Corp.		456,853	1,653,722
			3,225,543
United Kingdom	13.1%
A.G.Barr PLC		191,114	1,454,784
BBA Aviation PLC		844,705	2,431,268
Dart Group PLC		207,499	1,978,856
Genus PLC		80,493	1,767,647
Gooch & Housego PLC		145,557	1,858,510
PayPoint PLC		130,231	1,399,091
Porvair PLC		465,303	2,138,532
Stallergenes Greer PLC		57,359	1,814,473
SThree PLC		351,633	1,584,541
			16,427,702
TOTAL COMMON STOCKS (Cost $122,942,977)			121,223,734
PREFERRED STOCKS	2.6%
Brazil	1.3%
Alpargatas S.A.		771,260	1,662,360
Germany	1.3%
Draegerwerk A.G. & Co. KGaA		23,613	1,604,093
TOTAL PREFERRED STOCKS (Cost $4,775,380)			3,266,453
TOTAL INVESTMENTS (Cost $127,718,357)	99.2%		124,490,187
NET OTHER ASSETS (LIABILITIES)	0.8%		1,043,785
NET ASSETS	100.0%		$125,533,972

(a)	Non-income producing security.

See Notes to Financial Statements.

23

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

At March 31, 2016 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	11.6%
Consumer Staples	11.4
Energy	1.2
Financials	9.3
Health Care	16.7
Industrials	26.7
Information Technology	15.5
Materials	4.1
Telecommunication Services	2.7
Total	99.2%

See Notes to Financial Statements.

24

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Pharmaceuticals	6.9%
Electronics	6.6
Food	6.2
Telecommunications	5.8
Diversified Financial Services	5.5
Machinery - Diversified	5.2
Miscellaneous Manufacturing	4.5
Healthcare - Products	3.9
Chemicals	3.6
Banks	3.6
Engineering & Construction	3.5
Retail	3.4
Healthcare - Services	3.0
Software	2.8
Beverages	2.7
Commercial Services	2.6
Apparel	2.5
Aerospace/Defense	2.1
Airlines	1.6
Internet	1.5
Semiconductors	1.5
Packaging & Containers	1.5
Biotechnology	1.5
Cosmetics/Personal Care	1.4
Environmental Control	1.4
Lodging	1.4
Auto Parts & Equipment	1.4
Agriculture	1.4
Electrical Component & Equipment	1.4
Insurance	1.4
Media	1.3
Building Materials	1.3
Leisure Time	1.3
Oil & Gas Services	1.2
Transportation	1.2
Shipbuilding	1.1
Total	99.2%

5 Largest Security Positions
Issuer	% of Net Assets
Optex Co. Ltd.	2.3%
Seria Co. Ltd.	2.1
Heroux-Devtek, Inc.	2.1
BBA Aviation PLC	1.9
Super Group Ltd.	1.8
Total	10.2%

See Notes to Financial Statements.

25

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.0%
Canada	1.4%
lululemon athletica, Inc.(a)		1,023	$69,267
Ireland	1.4%
Jazz Pharmaceuticals PLC(a)		558	72,847
Netherlands	1.4%
Wright Medical Group N.V.(a)		4,244	70,451
United States	91.8%
Alaska Air Group, Inc.		1,676	137,466
Bank of the Ozarks, Inc.		3,303	138,627
Bottomline Technologies de, Inc.(a)		4,074	124,216
Centene Corp.(a)		1,766	108,733
Cogent Communications Holdings, Inc.		5,058	197,414
CommScope Holding Co., Inc.(a)		3,678	102,690
CONMED Corp.		2,396	100,488
CoStar Group, Inc.(a)		444	83,547
Envision Healthcare Holdings, Inc.(a)		3,337	68,075
First American Financial Corp.		3,673	139,978
First Republic Bank		3,251	216,647
FMC Corp.		1,616	65,238
Fortinet, Inc.(a)		2,181	66,804
Great Western Bancorp, Inc.		2,870	78,265
HD Supply Holdings, Inc.(a)		3,875	128,146
Helmerich & Payne, Inc.		1,784	104,756
Henry Schein, Inc.(a)		508	87,696
Investment Technology Group, Inc.		5,635	124,533
Jacobs Engineering Group, Inc.(a)		1,430	62,276
Jarden Corp.(a)		2,810	165,650
Jones Lang LaSalle, Inc.		950	111,454
Lennar Corp. - Class A		2,827	136,714
Linear Technology Corp.		2,371	105,652
Marketo, Inc.(a)		4,551	89,063
Martin Marietta Materials, Inc.		919	146,590
Masco Corp.		5,356	168,446
Medivation, Inc.(a)		1,269	58,349
Newfield Exploration Co.(a)		1,445	48,046
Old Dominion Freight Line, Inc.(a)		1,717	119,538
Orbital ATK, Inc.		1,015	88,244
Pacira Pharmaceuticals, Inc.(a)		1,251	66,278
Pinnacle Foods, Inc.		3,970	177,380
Ralph Lauren Corp.		1,190	114,549
Raymond James Financial, Inc.		2,579	122,786
Regal Entertainment Group - Class A		2,309	48,812
Ruckus Wireless, Inc.(a)		6,390	62,686
Sabre Corp.		5,283	152,784

See Notes to Financial Statements.

26

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
SEI Investments Co.		1,935	$83,302
Signet Jewelers Ltd.		976	121,053
WellCare Health Plans, Inc.(a)		844	78,281
WhiteWave Foods (The) Co.(a)		2,744	111,516
Woodward, Inc.		2,372	123,391
			4,636,159
TOTAL COMMON STOCKS (Cost $4,794,335)			4,848,724

TOTAL INVESTMENTS (Cost $4,794,335)	96.0%		4,848,724
NET OTHER ASSETS (LIABILITIES)	4.0%		201,207
NET ASSETS	100.0%		$5,049,931

(a)	Non-income producing security.

At March 31, 2016 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	13.0%
Consumer Staples	5.7
Energy	3.0
Financials	20.1
Health Care	14.1
Industrials	16.4
Information Technology	15.6
Materials	4.2
Telecommunication Services	3.9
Total	96.0%

See Notes to Financial Statements.

27

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Banks	8.6%
Commercial Services	6.3
Building Materials	6.2
Food	5.7
Internet	5.7
Healthcare-Products	5.1
Healthcare-Services	5.0
Diversified Financial Services	4.9
Retail	3.8
Household Products/Wares	3.3
Telecommunications	3.3
Oil & Gas	3.0
Insurance	2.8
Pharmaceuticals	2.8
Airlines	2.7
Home Builders	2.7
Distribution/Wholesale	2.5
Software	2.5
Electronics	2.4
Transportation	2.4
Apparel	2.3
Real Estate	2.2
Semiconductors	2.1
Aerospace/Defense	1.7
Computers	1.3
Chemicals	1.3
Engineering & Construction	1.2
Biotechnology	1.2
Entertainment	1.0
Total	96.0%

5 Largest Security Positions
Issuer	% of Net Assets
First Republic Bank	4.3%
Cogent Communications Holdings, Inc.	3.9
Pinnacle Foods, Inc.	3.5
Masco Corp.	3.3
Jarden Corp.	3.3
Total	18.3%

See Notes to Financial Statements.

28

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ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2016 (Unaudited)

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund
Assets:
Investments, at cost	$261,035,508	$109,658,178
Investments, at value	$258,455,825	$105,849,924
Cash	24,698,390	3,851,497
Foreign currency(a)	82,948	3,011
Receivable for dividends	124,089	205,214
Reclaims receivable	—	65
Receivable for investments sold	107,480	13,732
Receivable for capital shares sold	11,000	121,259
Receivable from service providers	14	8,245
Prepaid expenses	24,281	22,690
Total Assets	283,504,027	110,075,637
Liabilities:
Cash overdraft	—	—
Securities purchased payable	115,806	1,791,221
Capital shares redeemed payable	800,000	36,225
Investment advisory fees payable	251,639	87,615
Accounting and Administration fees payable	19,667	57,436
Distribution (Rule 12b-1) fees payable	2,650	854
Regulatory and Compliance fees payable	15,357	5,528
Risk Officer fees payable	1,218	417
Shareholder servicing fees payable	4,135	634
Capital Gain tax payable	—	14,142
Accrued expenses and other payable	13,325	1,955
Total Liabilities	1,223,797	1,996,027
Net Assets	$282,280,230	$108,079,610
Net Assets:
Paid in capital	$296,276,156	$116,173,290
Accumulated net investment income (loss)	(442,514)	(160,359)
Accumulated net realized gains (losses)	(10,976,926)	(4,103,190)
Unrealized appreciation (depreciation)	(2,576,486)	(3,830,131)
Net Assets	$282,280,230	$108,079,610
Net Assets:
Class I	$28,872,579	$3,766,821
Class II	1,114,186	2,538,916
Institutional Class	252,293,465	101,773,873
Share of Common Stock Outstanding:
Class I	3,021,676	425,874
Class II	116,960	287,170
Institutional Class	26,412,434	11,489,971
Net Asset Value per Share:
Class I	$9.56	$8.84
Class II	9.53	8.84
Institutional Class	9.55	8.86

(a)	The cost of foreign currency is $82,847, $3,014, $12,990, $0, $4,085,672, $256,969 and $0, respectively.

See Notes to Financial Statements.

30

JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM US Small Mid Cap Equity Fund

$4,855,989	$309,355,976	$3,087,723,840	$127,718,357	$4,794,335
$5,336,139	$330,116,899	$3,208,691,907	$124,490,187	$4,848,724
—	14,988,789	252,103,526	1,966,900	202,833
12,978	—	4,085,671	256,854	—
6,545	489,944	10,106,586	457,690	2,869
—	96,591	3,673,756	204,901	—
89,645	2,279,710	64,751,417	6,523	—
—	—	5,677,680	230,535	—
18,435	1,541	—	7,970	33,470
4,336	22,556	97,096	24,658	578
5,468,078	347,996,030	3,549,187,639	127,646,218	5,088,474

1,526	—	—	—	—
87,110	474,681	96,000,103	1,927,308	—
—	99,603	2,496,765	12,813	—
5,668	279,402	2,493,709	105,085	3,527
33,472	30,831	565,256	30,957	33,426
1	13,070	27,475	4,329	1
371	23,675	228,552	8,394	352
39	1,586	12,103	583	48
52	22,082	131,794	17,826	—
—	—	—	—	—
1,152	21,072	268,878	4,951	1,189
129,391	966,002	102,224,635	2,112,246	38,543
$5,338,687	$347,030,028	$3,446,963,004	$125,533,972	$5,049,931

$5,235,701	$357,129,182	$3,539,424,241	$133,421,278	$5,149,342
(27,099)	(264,055)	(3,336,553)	157,875	2,517
(350,031)	(30,600,043)	(210,138,688)	(4,813,503)	(156,317)
480,116	20,764,944	121,014,004	(3,231,678)	54,389
$5,338,687	$347,030,028	$3,446,963,004	$125,533,972	$5,049,931

$10,647	$158,123,797	$3,266,300,944	$51,783,681	$10,079
—	—	180,662,060	448,580	—
5,328,040	188,906,231	—	73,301,711	5,039,852

1,037	12,595,925	180,904,718	5,293,550	1,032
—	—	9,981,722	45,571	—
518,795	15,019,366	—	7,500,141	515,369

$10.27	$12.55	$18.06	$9.78	$9.77
—	—	18.10	9.84	—
10.27	12.58	—	9.77	9.78

See Notes to Financial Statements.

31

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2016 (Unaudited)

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund
Investment Income:
Dividend (Net of foreign withholding tax of $91,384, $63,852, $2,497, $125,996, $2,610,851, $56,008 and $0)	$791,150	$303,848
Total investment income	791,150	303,848
Operating expenses:
Investment advisory	1,018,165	376,135
Distribution (Rule 12b-1) fees – Class I	4,831	493
Distribution (Rule 12b-1) fees – Class II	408	1,260
Servicing Fee — Class I	3,802	239
Servicing Fee — Class II	503	349
Accounting and Administration	111,535	67,663
Regulatory and Compliance	28,059	10,772
Risk Officer	1,526	569
Insurance	1,411	1,050
Trustees	598	232
Legal	1,407	543
Registration	32,040	24,253
Printing	2,470	1,049
Other	9,914	4,272
Total expenses before fee reductions	1,216,669	488,879
Expenses reduced by Service Providers	(1,453)	(24,671)
Net expenses	1,215,216	464,208
Net investment income (loss)	(424,066)	(160,360)
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	(9,044,456)	(3,382,635)
Net realized gains (losses) from foreign currency transactions	(50,530)	(99,023)
Change in unrealized appreciation (depreciation) on investments(a)	8,072,251	8,093,443
Change in unrealized appreciation (depreciation) on foreign currency	(3,989)	(7,742)
Net realized and unrealized gains (losses) from investment activities	(1,026,724)	4,604,043
Change in Net Assets Resulting from Operations	$(1,450,790)	$4,443,683

(a)	Net of increase of deferred foreign taxes of $0, $14,142, $0, $0, $0, $0 and $0, respectively.

See Notes to Financial Statements.

32

JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM US Small Mid Cap Equity Fund

$14,414	$1,665,200	$21,247,004	$904,876	$29,034
14,414	1,665,200	21,247,004	904,876	29,034

33,623	1,318,532	13,655,508	610,716	20,959
2	26,312	—	8,366	2
—	—	51,726	181	—
27	21,479	—	16,623	—
—	—	109,856	387	—
67,499	114,898	1,097,668	68,776	67,454
779	41,749	462,016	17,525	743
39	2,879	31,641	1,078	26
79	3,217	29,259	1,542	76
18	933	10,432	398	17
42	2,218	24,400	937	40
5,380	28,370	179,548	26,449	7,376
—	4,118	49,327	1,842	—
3,279	11,031	187,307	23,375	835
110,767	1,575,736	15,888,688	778,195	97,528
(72,490)	(29,471)	(71,815)	(31,197)	(75,285)
38,277	1,546,265	15,816,873	746,998	22,243
(23,863)	118,935	5,430,131	157,878	6,791

(317,477)	(19,858,191)	(164,088,453)	(4,488,957)	(155,585)
(3,387)	(331,367)	(2,645,941)	11,975	—
750,005	32,753,158	291,220,892	7,625,716	333,008
649	6,491	299,999	10,850	—
429,790	12,570,091	124,786,497	3,159,584	177,423
$405,927	$12,689,026	$130,216,628	$3,317,462	$184,214

See Notes to Financial Statements.

33

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2016 (Unaudited) or for the year ended September 30, 2015

	JOHCM Asia Ex-Japan Equity Fund		JOHCM Emerging Markets Opportunities Fund		JOHCM Emerging Markets Small Mid Cap Equity Fund
	March 31, 2016	Sept. 30, 2015	March 31, 2016	Sept. 30, 2015	March 31, 2016	Sept. 30, 2015(a)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(424,066)	$677,077	$(160,360)	$783,896	$(23,863)	$6,650
Net realized gains (losses) from investments and foreign currency transactions	(9,094,986)	(1,703,436)	(3,481,658)	2,961,604	(320,864)	176,459
Change in unrealized appreciation (depreciation) on investments and foreign currency	8,068,262	(9,556,762)	8,085,701	(11,957,677)	750,654	(270,538)
Change in net assets resulting from operations	(1,450,790)	(10,583,121)	4,443,683	(8,212,177)	405,927	(87,429)
Dividends paid to shareholders:
From net investment income
Class I	(141,943)	(1,790)	(9,679)	(7,268)	—	—
Service Class	—	—	—	—	(552)	—
Class II	(2,372)	(1,422)	(17,589)	(2,546)	—	—
Institutional Class	(671,505)	(97,992)	(565,893)	(938,247)	(29,852)	—
From net realized gains
Class I	—	—	(59,647)	(14,820)	—	—
Service Class	—	—	—	—	(4,085)	—
Class II	—	—	(108,533)	(5,751)	—	—
Institutional Class	—	—	(3,464,919)	(1,857,346)	(190,156)	—
Total dividends paid to shareholders	(815,820)	(101,204)	(4,226,260)	(2,825,978)	(224,645)	—
Capital Transactions:
Change in net assets from capital transactions from Class I transactions	3,467,766	28,099,451	3,363,145	235,040	9,540	149,831
Change in net assets from capital transactions from Service Class transactions	—	—	—	—	(101,704)	—
Change in net assets from capital transactions from Class II transactions	339,890	494,959	1,831,352	677,281	—	—
Change in net assets from capital transactions from Institutional Class transactions	122,776,910	96,333,782	39,453,618	(14,809,263)	187,167	5,000,000
Change in net assets from capital transactions	126,584,566	124,928,192	44,648,115	(13,896,942)	95,003	5,149,831
Change in net assets	124,317,956	114,243,867	44,865,538	(24,935,097)	276,285	5,062,402
Net Assets:
Beginning of period	157,962,274	43,718,407	63,214,072	88,149,169	5,062,402	—
End of period	$282,280,230	$157,962,274	$108,079,610	$63,214,072	$5,338,687	$5,062,402
Accumulated net investment income (loss)	$(442,514)	$797,372	$(160,359)	$593,162	$(27,099)	$27,168

(a)	For the period from December 17, 2014, commencement of operations, to September 30, 2015.
(b)	For the period from October 31, 2014, commencement of operations, to September 30, 2015.

See Notes to Financial Statements.

34

JOHCM Global Equity Fund		JOHCM International Select Fund		JOHCM International Small Cap Equity Fund		JOHCM US Small Mid Cap Equity Fund
March 31, 2016	Sept. 30, 2015	March 31, 2016	Sept. 30, 2015	March 31, 2016	Sept. 30, 2015	March 31, 2016	Sept. 30, 2015(b)

$118,935	$(454,591)	$5,430,131	$9,397,434	$157,878	$1,471,672	$6,791	$1,142

(20,189,558)	(9,449,265)	(166,734,394)	(16,224,770)	(4,476,982)	(118,329)	(155,585)	159,409

32,759,649	(19,976,046)	291,520,891	(350,271,121)	7,636,566	(6,076,637)	333,008	(278,619)

12,689,026	(29,879,902)	130,216,628	(357,098,457)	3,317,462	(4,723,294)	184,214	(118,068)

—	(10,230)	(10,411,950)	(9,804,229)	(614,701)	(438,989)	(29)	—
—	—	—	—	—	—	—	—
—	—	(191,471)	(260,661)	(4,860)	—	—	—
—	(52,692)	—	—	(839,266)	(518,139)	(14,666)	—

—	(114,276)	—	(44,733,301)	—	(306,741)	(320)	—
—	—	—	—	—	—	—	—
—	—	—	(1,386,645)	—	(2,214)	—	—
—	(206,024)	—	—	—	(347,986)	(159,821)	—

—	(383,222)	(10,603,421)	(56,184,836)	(1,458,827)	(1,614,069)	(174,836)	—

88,497,454	35,996,927	314,084,210	1,914,910,039	220,502	10,737,168	307	9,980

—	—	—	—	—	—	—	—

—	—	28,138,486	142,142,103	(2,933)	(6,276,154)	—	—

21,958,545	133,634,930	—	—	5,945,531	18,325,251	148,314	5,000,020

110,455,999	169,631,857	342,222,696	2,057,052,142	6,163,100	22,786,265	148,621	5,010,000
123,145,025	139,368,733	461,835,903	1,643,768,849	8,021,735	16,448,902	157,999	4,891,932

223,885,003	84,516,270	2,985,127,101	1,341,358,252	117,512,237	101,063,335	4,891,932	—
$347,030,028	$223,885,003	$3,446,963,004	$2,985,127,101	$125,533,972	$117,512,237	$5,049,931	$4,891,932
$(264,055)	$(382,990)	$(3,336,553)	$1,836,737	$157,875	$1,458,824	$2,517	$10,421

See Notes to Financial Statements.

35

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I					Class II
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)		Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$9.91		$10.13	$10.27		$9.88		$10.13	$10.27
Income (loss) from operations:
Net investment income (loss)(b)	(0.03)		0.13	0.04		(0.02)		0.04	0.04
Net realized and unrealized gains (losses)	(0.28)		(0.33)	(0.18)		(0.30)		(0.27)	(0.18)
Total from investment operations	(0.31)		(0.20)	(0.14)		(0.32)		(0.23)	(0.14)
Less distributions paid:
From net investment income	(0.04)		(0.02)	—		(0.03)		(0.02)	—
Total distributions paid	(0.04)		(0.02)	—		(0.03)		(0.02)	—
Change in net asset value	(0.35)		(0.22)	(0.14)		(0.35)		(0.25)	(0.14)
Net asset value, end of period	$9.56		$9.91	$10.13		$9.53		$9.88	$10.13
Total return(c)	(3.09%)		(2.00%)	(1.36%)		(3.21%)		(2.31%)	(1.36%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$28,873		$26,531	$296		$1,114		$777	$296
Ratio of net expenses to average net assets	1.35	%(d)	1.33%	1.39	%(d)	1.49	%(d)	1.41%	1.54	%(d)
Ratio of net investment income (loss) to average net assets	(0.54	%)(d)	1.25%	1.41	%(d)	(0.48	%)(d)	0.39%	1.26	%(d)
Ratio of gross expenses to average net assets	1.36	%(d)	1.41%	4.62	%(d)	1.56	%(d)	1.51%	4.77	%(d)
Portfolio turnover rate(e)	15.21	%(c)	140.09%	20.98	%(c)	15.21	%(c)	140.09%	20.98	%(c)

(a)	For the period from June 26, 2014, commencement of operations, to September 30, 2014.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

36

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Institutional Class
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$9.91		$10.13	$10.00
Income (loss) from operations:
Net investment income (loss)(b)	(0.02)		0.07	0.05
Net realized and unrealized gains (losses)	(0.29)		(0.27)	0.08
Total from investment operations	(0.31)		(0.20)	0.13
Less distributions paid:
From net investment income	(0.05)		(0.02)	—
Total distributions paid	(0.05)		(0.02)	—
Change in net asset value	(0.36)		(0.22)	0.13
Net asset value, end of period	$9.55		$9.91	$10.13
Total return(c)	(3.18%)		(1.99%)	1.30%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$252,293		$130,654	$43,127
Ratio of net expenses to average net assets	1.29	%(d)	1.29%	1.29	%(d)
Ratio of net investment income (loss) to average net assets	(0.44	%)(d)	0.65%	0.98	%(d)
Ratio of gross expenses to average net assets	1.29	%(d)	1.39%	2.61	%(d)
Portfolio turnover rate(e)	15.21	%(c)	140.09%	20.98	%(c)

(a)	For the period from March 28, 2014, commencement of operations, to September 30, 2014.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

37

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$9.19		$10.89	$10.27	$10.00

Income (loss) from operations:
Net investment income (loss)(c)	(0.02)		0.19	0.23	0.01
Net realized and unrealized gains (losses)	0.26		(1.47)	0.45	0.26
Total from investment operations	0.24		(1.28)	0.68	0.27
Less distributions paid:
From net investment income	(0.08)		(0.14)	(0.06)	—
From net realized gains	(0.51)		(0.28)	—	—
Total distributions paid	(0.59)		(0.42)	(0.06)	—
Change in net asset value	(0.35)		(1.70)	0.62	0.27
Net asset value, end of period	$8.84		$9.19	$10.89	$10.27
Total return(d)	2.61%		(12.23%)	6.63%	2.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$3,767		$385	$288	$—	(e)
Ratio of net expenses to average net assets	1.38	%(f)	1.32%	1.39%	1.39	%(f)
Ratio of net investment income (loss) to average net assets	(0.39	%)(f)	1.74%	2.05%	0.11	%(f)
Ratio of gross expenses to average net assets	1.46	%(f)	1.42%	1.70%	11.69	%(f)
Portfolio turnover rate(g)	14.58	%(d)	61.86%	52.84%	76.20	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $500.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

38

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class II
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(b)
Net asset value, beginning of period	$9.19		$10.87	$10.82
Income (loss) from operations:
Net investment income (loss)(c)	(0.02)		0.07	0.09
Net realized and unrealized gains (losses)	0.26		(1.35)	0.02
Total from investment operations	0.24		(1.28)	0.11
Less distributions paid:
From net investment income	(0.08)		(0.12)	(0.06)
From net realized gains on investments	(0.51)		(0.28)	—
Total distributions paid	(0.59)		(0.40)	(0.06)
Change in net asset value	(0.35)		(1.68)	0.05
Net asset value, end of period	$8.84		$9.19	$10.87
Total return(d)	2.61%		(12.18%)	1.02%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,539		$821	$218
Ratio of net expenses to average net assets	1.47	%(e)	1.36%	1.54	%(e)
Ratio of net investment income (loss) to average net assets	(0.37	%)(e)	0.71%	0.99	%(e)
Ratio of gross expenses to average net assets	1.56	%(e)	1.48%	1.85	%(e)
Portfolio turnover rate(f)	14.58	%(d)	61.86%	52.84	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from December 18, 2013, commencement of operations, to September 30, 2014.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

39

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Institutional Class
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$9.20		$10.89	$10.27	$10.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.02)		0.11	0.21	0.07
Net realized and unrealized gains (losses)	0.27		(1.38)	0.47	0.20
Total from investment operations	0.25		(1.27)	0.68	0.27
Less distributions paid:
From net investment income	(0.08)		(0.14)	(0.06)	—
From net realized gains	(0.51)		(0.28)	—	—
Total distributions paid	(0.59)		(0.42)	(0.06)	—
Change in net asset value	(0.34)		(1.69)	0.62	0.27
Net asset value, end of period	$8.86		$9.20	$10.89	$10.27
Total return(d)	2.73%		(12.10%)	6.63%	2.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$101,774		$62,007	$87,642	$1,540
Ratio of net expenses to average net assets	1.29	%(e)	1.29%	1.29%	1.29	%(e)
Ratio of net investment income (loss) to average net assets	(0.45	%)(e)	0.98%	1.92%	0.82	%(e)
Ratio of gross expenses to average net assets	1.36	%(e)	1.38%	1.60%	11.59	%(e)
Portfolio turnover rate(f)	14.58	%(d)	61.86%	52.84%	76.20	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

40

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I	Institutional Class
JOHCM Emerging Markets Small Mid Cap Equity Fund	Period Ended March 31, 2016(a) (Unaudited)	Six Months Ended March 31, 2016 (Unaudited)	Period Ended Sept. 30, 2015(b)
Net asset value, beginning of period	$9.20	$9.91	$10.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.02)	(0.05)	0.01
Net realized and unrealized gains (losses)	1.09	0.85	(0.10)
Total from investment operations	1.07	0.80	(0.09)
Less distributions paid:
From net investment income	—	(0.06)	—
From net realized gains	—	(0.38)	—
Total distributions paid	—	(0.44)	—
Change in net asset value	1.07	0.36	(0.09)
Net asset value, end of period	$10.27	$10.27	$9.91
Total return(d)	11.63%	8.22%	(0.90%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$11	$5,328	$4,956
Ratio of net expenses to average net assets(e)	1.64%	1.54%	1.54%
Ratio of net investment income (loss) to average net assets(e)	(1.11%)	(0.92%)	0.14%
Ratio of gross expenses to average net assets(e)	4.41%	4.19%	4.61%
Portfolio turnover rate(d)(f)	74.88%	74.88%	134.18%

(a)	For the period from January 28, 2016, commencement of operations, to March 31, 2016.

(b)	For the period from December 17, 2014, commencement of operations, to September 30, 2015.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

41

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I
JOHCM Global Equity Fund(a)	Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$12.24		$13.77		$11.37		$10.00
Income (loss) from operations:
Net investment income (loss)(c)	—	(d)	(0.05)		0.05		0.03
Net realized and unrealized gains (losses)	0.31		(1.45)		2.38		1.34
Total from investment operations	0.31		(1.50)		2.43		1.37
Less distributions paid:
From net investment income	—		(—	)(d)	(—	)(d)	—
From net realized gains	—		(0.03)		(0.03)		—
Total distributions paid	—		(0.03)		(0.03)		—
Change in net asset value	0.31		(1.53)		2.40		1.37
Net asset value, end of period	$12.55		$12.24		$13.77		$11.37
Total return(e)	2.53%		(10.93%)		21.40%		13.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$158,124		$62,093		$34,363		$—	(f)
Ratio of net expenses to average net assets	1.18	%(g)	1.18%		1.18%		1.18	%(g)
Ratio of net investment income (loss) to average net assets	0.01	%(g)	(0.33%)		0.34%		0.61	%(g)
Ratio of gross expenses to average net assets	1.20	%(g)	1.21%		1.52%		4.97	%(g)
Portfolio turnover rate(e)(h)	94.37%		87.14%		68.24%		15.17%

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	For the period March 22, 2013, commencement of operations, to September 30, 2013.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Amount was less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Amount is less than $500.

(g)	Annualized for periods less than one year.

(h)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

42

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Institutional Class
JOHCM Global Equity Fund(a)	Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$12.25		$13.78		$11.37		$10.00
Income (loss) from operations:
Net investment income (loss)(c)	0.01		(0.03)		0.03		0.06
Net realized and unrealized gains (losses)	0.32		(1.47)		2.41		1.31
Total from investment operations	0.33		(1.50)		2.44		1.37
Less distributions paid:
From net investment income	—		(—	)(d)	(—	)(d)	—
From net realized gains	—		(0.03)		(0.03)		—
Total distributions paid	—		(0.03)		(0.03)		—
Change in net asset value	0.33		(1.53)		2.41		1.37
Net asset value, end of period	$12.58		$12.25		$13.78		$11.37
Total return(e)	2.69%		(10.90%)		21.49%		13.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$188,906		$161,792		$50,153		$10,554
Ratio of net expenses to average net assets	1.08	%(f)	1.08%		1.08%		1.08	%(f)
Ratio of net investment income (loss) to average net assets	0.12	%(f)	(0.18%)		0.26%		1.08	%(f)
Ratio of gross expenses to average net assets	1.10	%(f)	1.11%		1.52%		4.87	%(f)
Portfolio turnover rate(e)(g)	94.37%		87.14%		68.24%		15.17%

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	For the period March 22, 2013, commencement of operations, to September 30, 2013.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Amount was less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

43

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I
JOHCM International Select Fund(a)	Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012		Year Ended Sept. 30, 2011
Net asset value, beginning of period	$17.45		$19.23	$16.97	$13.06	$11.17		$12.08
Income (loss) from operations:
Net investment income (loss)(b)	0.03		0.08	0.11	0.19	0.14		0.11
Net realized and unrealized gains (losses)	0.65		(1.09)	2.22	3.80	1.84		(0.92)
Total from investment operations	0.68		(1.01)	2.33	3.99	1.98		(0.81)
Less distributions paid:
From net investment income	(0.07)		(0.14)	(0.07)	(0.08)	(0.09)		(0.07)
From net realized gains	—		(0.63)	—	—	(—	)(c)	(0.03)
Total distributions paid	(0.07)		(0.77)	(0.07)	(0.08)	(0.09)		(0.10)
Change in net asset value	0.61		(1.78)	2.26	3.91	1.89		(0.91)
Net asset value, end of period	$18.06		$17.45	$19.23	$16.97	$13.06		$11.17
Total return(d)	3.89%		(5.53%)	13.74%	30.71%	17.87%		(6.86%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$3,266,301		$2,837,805	$1,309,757	$593,021	$197,691		$94,501
Ratio of net expenses to average net assets	1.02	%(e)	1.05%	1.05%	1.09%	1.09%		1.09%
Ratio of net investment income (loss) to average net assets	0.37	%(e)	0.43%	0.61%	1.24%	1.10%		0.84%
Ratio of gross expenses to average net assets	1.02	%(e)	1.05%	1.08%	1.10%	1.26%		1.42%
Ratio of expense recoupment to average net assets	—		0.01%	—	—	—		—
Portfolio turnover rate(d)(f)	78.32%		50.86%	61.20%	46.38%	50.69%		83.25%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

44

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

FINANCIAL HIGHLIGHTS
For the periods indicated

	Class II
JOHCM International Select Fund(a)	Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012		Year Ended Sept. 30, 2011
Net asset value, beginning of period	$17.48		$19.29	$17.03	$13.11	$11.22		$12.07
Income (loss) from operations:
Net investment income (loss)(b)	—	(c)	0.05	0.06	0.14	0.14		0.07
Net realized and unrealized gains (losses)	0.65		(1.11)	2.24	3.83	1.81		(0.89)
Total from investment operations	0.65		(1.06)	2.30	3.97	1.95		(0.82)
Less distributions paid:
From net investment income	(0.03)		(0.12)	(0.04)	(0.05)	(0.06)		—
From net realized gains	—		(0.63)	—	—	(—	)(c)	(0.03)
Total distributions paid	(0.03)		(0.75)	(0.04)	(0.05)	(0.06)		(0.03)
Change in net asset value	0.62		(1.81)	2.26	3.92	1.89		(0.85)
Net asset value, end of period	$18.10		$17.48	$19.29	$17.03	$13.11		$11.22
Total return(d)	3.71%		(5.77%)	13.51%	30.39%	17.53%		(6.85%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$180,662		$147,322	$31,601	$16,429	$13,797		$4,116
Ratio of net expenses to average net assets	1.30	%(e)	1.30%	1.29%	1.34%	1.34%		1.34%
Ratio of net investment income (loss) to average net assets	0.05	%(e)	0.27%	0.32%	0.91%	1.12%		0.54%
Ratio of gross expenses to average net assets	1.41	%(e)	1.33%	1.29%	1.35%	1.51%		1.67%
Ratio of expense recoupment to average net assets	—		0.01%	—	—	—		—
Portfolio turnover rate(d)(f)	78.32%		50.86%	61.20%	46.38%	50.69%		83.25%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

45

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I					Class II
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)		Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(b)
Net asset value, beginning of period	$9.66		$10.20	$10.43		$9.71		$10.17	$10.16
Income (loss) from operations:
Net investment income (loss)(c)	0.01		0.13	0.15		—	(d)	0.06	0.18
Net realized and unrealized gains (losses)	0.22		(0.50)	(0.38)		0.23		(0.45)	(0.17)
Total from investment operations	0.23		(0.37)	(0.23)		0.23		(0.39)	0.01
Less distributions paid:
From net investment income	(0.11)		(0.10)	—		(0.10)		—	(—	)(d)
From net realized gains	—		(0.07)	—		—		(0.07)	—
Total distributions paid	(0.11)		(0.17)	—		(0.10)		(0.07)	—
Change in net asset value	0.12		(0.54)	(0.23)		0.13		(0.46)	0.01
Net asset value, end of period	$9.78		$9.66	$10.20		$9.84		$9.71	$10.17
Total return(e)	2.43%		(3.72%)	(2.21%)		2.33%		(3.87%)	0.11%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$51,784		$50,759	$42,640		$449		$449	$6,832
Ratio of net expenses to average net assets	1.34	%(f)	1.34%	1.34	%(f)	1.49	%(f)	1.49%	1.49	%(f)
Ratio of net investment income (loss) to average net assets	0.20	%(f)	1.25%	1.94	%(f)	0.01	%(f)	0.53%	1.96	%(f)
Ratio of gross expenses to average net assets	1.43	%(f)	1.39%	1.54	%(f)	1.73	%(f)	1.58%	1.73	%(f)
Portfolio turnover rate(g)	23.20	%(e)	30.64%	7.06	%(e)	23.20	%(e)	30.64%	7.06	%(e)

(a)	For the period from January 2, 2014, commencement of operations, to September 30, 2014.
(b)	For the period from November 18, 2013, commencement of operations, to September 30, 2014.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Amount was less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

46

ADVISERS INVESTMENT TRUST JOHCM FUNDS
FINANCIAL HIGHLIGHTS For the periods indicated

	Institutional Class
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2016 (Unaudited)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$9.66		$10.19	$10.00
Income (loss) from operations:
Net investment income (loss)(b)	0.02		0.14	0.18
Net realized and unrealized gains (losses)	0.21		(0.50)	0.01
Total from investment operations	0.23		(0.36)	0.19
Less distributions paid:
From net investment income	(0.12)		(0.10)	(—	)(c)
From net realized gains	—		(0.07)	—
Total distributions paid	(0.12)		(0.17)	—
Change in net asset value	0.11		(0.53)	0.19
Net asset value, end of period	$9.77		$9.66	$10.19
Total return(d)	2.42%		(3.58%)	1.94%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$73,302		$66,304	$51,592
Ratio of net expenses to average net assets	1.24	%(e)	1.24%	1.24	%(e)
Ratio of net investment income (loss) to average net assets	0.33	%(e)	1.38%	1.68	%(e)
Ratio of gross expenses to average net assets	1.26	%(e)	1.28%	1.73	%(e)
Portfolio turnover rate(f)	23.20	%(d)	30.64%	7.06	%(d)

(a)	For the period from October 1, 2013, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

47

ADVISERS INVESTMENT TRUST JOHCM FUNDS
FINANCIAL HIGHLIGHTS For the periods indicated

	Class I		Institutional Class
JOHCM US Small Mid Cap Equity Fund	Six Months Ended March 31, 2016 (Unaudited)	Period Ended Sept. 30, 2015(a)	Six Months Ended March 31, 2016 (Unaudited)	Period Ended Sept. 30, 2015(a)
Net asset value, beginning of period	$9.76	$10.00	$9.76	$10.00
Income (loss) from operations:
Net investment income (loss)(b)	0.01	0.01	0.01	0.01
Net realized and unrealized gains (losses)	0.35	(0.25)	0.36	(0.25)
Total from investment operations	0.36	(0.24)	0.37	(0.24)
Less distributions paid:
From net investment income	(0.03)	—	(0.03)	—
From net realized gains	(0.32)	—	(0.32)	—
Total distributions paid	(0.35)	—	(0.35)	—
Change in net asset value	0.01	(0.24)	0.02	(0.24)
Net asset value, end of period	$9.77	$9.76	$9.78	$9.76
Total return(c)	3.73%	(2.40%)	3.83%	(2.40%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$10	$10	$5,040	$4,882
Ratio of net expenses to average net assets(d)	1.02%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	0.24%	0.01%	0.27%	0.01%
Ratio of gross expenses to average net assets(d)	4.08%	4.18%	3.96%	4.17%
Portfolio turnover rate(c)(e)	25.48%	93.31%	25.48%	93.31%

(a)	For the period from October 31, 2014, commencement of operations, to September 30, 2015.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

48

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Trust commenced operations on December 20, 2011. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, and JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Select Fund and JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing and distribution (rule 12b-1) fees incurred. As of March 31, 2016, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund (“Asia Ex-Japan Fund”)	Class I Shares: June 26, 2014 Class II Shares: June 26, 2014 Institutional Shares: March 28, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund (“Emerging Markets Fund”)	Class I Shares: November 21, 2012 Class II Shares: December18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM Emerging Markets Small Mid Cap Equity Fund (“Emerging Markets Small Mid Cap Fund”)	Class I Shares: January 28, 2016* Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Global Equity Fund (“Global Equity Fund”)	Class I Shares: March 22, 2013 Institutional Shares: March 22, 2013	to seek long-term capital appreciation
JOHCM International Select Fund (“International Select Fund”)	Class I Shares: July 29, 2009 Class II Shares: March 31, 2010	to seek long-term capital appreciation
JOHCM International Small Cap Equity Fund (“International Small Cap Fund”)	Class I Shares: January 2, 2014 Class II Shares: November 18, 2013 Institutional Shares: October 1, 2013	to seek long-term capital appreciation
JOHCM US Small Mid Cap Equity Fund (“US Small Mid Cap Fund”)	Class I: October 31, 2014 Institutional Shares: October 31, 2014	to seek long-term capital appreciation

*	On January 27, 2016, the Emerging Markets Small Mid Cap Fund changed the name of the existing Class I to the Service Class and liquidated all shareholder positions within the Service Class. On January 28, 2016, the Emerging Markets Small Mid Cap Fund launched the current Class I Shares.

Prior to November 18, 2013, the Emerging Markets Fund, Global Equity Fund, and International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor

49

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

Prior to the Reorganization, the Emerging Markets Fund, Global Equity Fund, and International Select Fund had no net assets or operations in the Trust, and therefore, activity shown in the Financial Highlights prior to the Reorganization represents operations and changes in net assets of the respective Scotia Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A.	Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

50

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value are calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2016 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asia Ex-Japan Fund
Common Stocks (1)	$258,455,825	$—	$—	$258,455,825
Total Investments	$258,455,825	$—	$—	$258,455,825
Emerging Markets Fund
Common Stocks:
South Korea	$15,889,444	$200,769	$—	$16,090,213
Thailand	229,927	1,782,920	—	2,012,847
All Other Common Stocks(1)	82,741,779	—	—	82,741,779
Equity-Linked Securities (1)	—	2,919,299	—	2,919,299
Preferred Stocks(1)	2,085,786	—	—	2,085,786
Total Investments	$100,946,936	$4,902,988	$—	$105,849,924
Emerging Markets Small Mid Cap Fund
Common Stocks:
Thailand	$53,108	$214,656	$—	$267,764
All Other Common Stocks(1)	4,530,758	—	—	4,530,758
Equity-Linked Securities(1)	—	470,736	—	470,736
Preferred Stocks(1)	66,881	—	—	66,881
Total Investments	$4,650,747	$685,392	$—	$5,336,139

(1)	See investment countries in the Schedule of Investments

51

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Equity Fund
Common Stocks(1)	$330,116,899	$—	$—	$330,116,899
Total Investments	$330,116,899	$—	$—	$330,116,899
International Select Fund
Common Stocks(1)	$3,208,691,907	$—	$—	$3,208,691,907
Total Investments	$3,208,691,907	$—	$—	$3,208,691,907
International Small Cap Fund
Common Stocks(1)	$121,223,734	$—	$—	$121,223,734
Preferred Stocks(1)	3,266,453	—	—	$3,266,453
Total Investments	$124,490,187	$—	$—	$124,490,187
US Small Mid Cap Fund
Common Stocks(1)	$4,848,724	$—	$—	$4,848,724
Total Investments	$4,848,724	$—	$—	$4,848,724

(1)	See investment countries in the Schedule of Investments

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Emerging Markets Small Mid Cap Fund
Equity-Linked Securities
China
Balance as of 9/30/2015	$87,964
Purchases	—
Sales	(27,605)
Realized Gain/(Loss)	(2,033)
Unrealized Appreciation/ (Depreciation)	(11,885)
Transfer into Level 3	—
Transfer out of Level 3	(46,441)
Balance as of 03/31/2016	$—
Appreciation/(Depreciation) From Investments Still Held at 3/31/16	$—

52

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the six months ended March 31, 2016 for the US Small Mid Cap Fund. The Asia Ex-Japan Fund, Emerging Markets Fund, Emerging Markets Small Mid Cap Fund, Global Equity Fund, International Select Fund, and International Small Cap Fund had transfers as follows:

Fund	Transfers from Level 2 to Level 1	Reason
Asia Ex-Japan Fund
Common Stocks
China	$34,194,014	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	46,073,768	Foreign equity securities were valued at unadjusted quoted market prices.
India	50,501,405	Foreign equity securities were valued at unadjusted quoted market prices.
Indonesia	18,426,930	Foreign equity securities were valued at unadjusted quoted market prices.
Philippines	9,161,807	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	13,883,727	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	51,919,275	Foreign equity securities were valued at unadjusted quoted market prices.
Emerging Markets Fund
Common Stocks
China	$10,873,151	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	10,893,918	Foreign equity securities were valued at unadjusted quoted market prices.
Jersey	2,177,441	Foreign equity securities were valued at unadjusted quoted market prices.
Russia	3,049,623	Foreign equity securities were valued at unadjusted quoted market prices.
South Africa	9,852,809	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	15,344,140	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	16,235,403	Foreign equity securities were valued at unadjusted quoted market prices.
Thailand	229,927	Foreign equity securities were valued at unadjusted quoted market prices.
Emerging Markets Small Mid Cap Fund
Common Stocks
China	$618,114	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	276,911	Foreign equity securities were valued at unadjusted quoted market prices.
Hungary	88,654	Foreign equity securities were valued at unadjusted quoted market prices.
Malaysia	37,206	Foreign equity securities were valued at unadjusted quoted market prices.
Philippines	60,896	Foreign equity securities were valued at unadjusted quoted market prices.
Poland	52,775	Foreign equity securities were valued at unadjusted quoted market prices.
Romania	45,074	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	436,482	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	509,332	Foreign equity securities were valued at unadjusted quoted market prices.
Turkey	25,405	Foreign equity securities were valued at unadjusted quoted market prices.
United Arab Emirates	76,088	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	25,885	Foreign equity securities were valued at unadjusted quoted market prices.
United States	79,698	Foreign equity securities were valued at unadjusted quoted market prices.
Global Equity Fund
Common Stocks
Australia	$8,489,579	Foreign equity securities were valued at unadjusted quoted market prices.
China	8,191,342	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	8,179,241	Foreign equity securities were valued at unadjusted quoted market prices.

53

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

Fund	Transfers from Level 2 to Level 1	Reason
International Select Fund
Common Stocks
Australia	$77,732,466	Foreign equity securities were valued at unadjusted quoted market prices.
China	81,049,339	Foreign equity securities were valued at unadjusted quoted market prices.
France	83,233,276	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	173,487,177	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	160,791,706	Foreign equity securities were valued at unadjusted quoted market prices.
Spain	75,436,195	Foreign equity securities were valued at unadjusted quoted market prices.
Switzerland	159,672,720	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	152,763,224	Foreign equity securities were valued at unadjusted quoted market prices.
International Small Cap Fund
Common Stocks
Australia	$1,618,277	Foreign equity securities were valued at unadjusted quoted market prices.
Austria	1,629,177	Foreign equity securities were valued at unadjusted quoted market prices.
China	1,723,455	Foreign equity securities were valued at unadjusted quoted market prices.
Finland	3,957,907	Foreign equity securities were valued at unadjusted quoted market prices.
France	4,950,115	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	6,802,094	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	10,532,518	Foreign equity securities were valued at unadjusted quoted market prices.
Indonesia	1,333,595	Foreign equity securities were valued at unadjusted quoted market prices.
Ireland	1,623,308	Foreign equity securities were valued at unadjusted quoted market prices.
Italy	2,046,749	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	16,589,967	Foreign equity securities were valued at unadjusted quoted market prices.
Malaysia	1,398,844	Foreign equity securities were valued at unadjusted quoted market prices.
Netherlands	3,549,763	Foreign equity securities were valued at unadjusted quoted market prices.
Norway	1,673,833	Foreign equity securities were valued at unadjusted quoted market prices.
Singapore	2,298,407	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	3,724,058	Foreign equity securities were valued at unadjusted quoted market prices.
Sweden	7,435,039	Foreign equity securities were valued at unadjusted quoted market prices.
Switzerland	5,523,554	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	1,653,722	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	11,261,041	Foreign equity securities were valued at unadjusted quoted market prices.
Preferred Stocks
Germany	1,604,093	Foreign equity securities were valued at unadjusted quoted market prices.

Fund	Transfers from Level 3 to Level 2	Reason
Emerging Markets Small Mid Cap Fund
Equity-Linked Securities
China	$46,441	Transfers out of Level 3 investments occurred as the underlying equity instrument resumed trading and current observable market inputs were available for the equity-linked security.

54

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

At March 31, 2016, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair Value	% of Net Assets
Emerging Markets Fund	Merrill Lynch Intl & Co.	$2,919,299	2.7%
Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte Ltd.	177,889	3.3%
Emerging Markets Small Mid Cap Fund	Deutsche Bank A.G. London	109,685	2.1%
Emerging Markets Small Mid Cap Fund	Merrill Lynch Intl & Co.	183,162	3.4%

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investment transactions on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency transactions on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

55

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

ALLOCATIONS

Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses that arise in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the JOHCM Funds in proportion to each Fund’s relative net assets or other reasonable basis.

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Predecessor Funds’ and the Funds’ federal tax returns filed for the fiscal years ended September 30, 2013 through September 30, 2015, as applicable, remain subject to examination by the Internal Revenue Service. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on

56

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

B.	Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an investment management agreement (the “Agreement”) with JO Hambro Capital Management Limited (the “Adviser” or “JOHCM”) to provide investment management services to the Funds. Under the terms of the Agreement, the Adviser receives an annual fee, computed daily and payable monthly, at the annual rates set for in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

Fund	Class	Advisory Fee	Expense Limitation
Asia Ex-Japan Fund	Class I	1.09%	1.39%
Asia Ex-Japan Fund	Class II	1.09%	1.54%
Asia Ex-Japan Fund	Institutional	1.09%	1.29%
Emerging Markets Fund	Class I	1.05%	1.39%
Emerging Markets Fund	Class II	1.05%	1.54%
Emerging Markets Fund	Institutional	1.05%	1.29%
Emerging Markets Small Mid Cap Fund	Class I	1.30%	1.64%
Emerging Markets Small Mid Cap Fund	Institutional	1.30%	1.54%
Global Equity Fund	Class I	0.95%	1.18%
Global Equity Fund	Institutional	0.95%	1.08%
International Select Fund	Class I	0.89%	1.05%
International Select Fund	Class II	0.89%	1.30%
International Small Cap Fund	Class I	1.05%	1.34%
International Small Cap Fund	Class II	1.05%	1.49%
International Small Cap Fund	Institutional	1.05%	1.24%
US Small Mid Cap Fund	Class I	0.85%	1.09%
US Small Mid Cap Fund	Institutional	0.85%	0.99%

57

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

The expense limitation is effective until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Investment Management Agreement.

JOHCM (USA) Inc. (the “Sub-Adviser”) serves as the investment sub-adviser to the International Small Cap Fund and US Small Cap Fund. For its services, the Sub-Adviser is paid a fee of 1.05% and 0.85%, based on average daily net assets of the International Small Cap Fund and US Small Cap Fund, respectfully, by the Adviser.

For the six months ended March 31, 2016, the JOHCM Funds incurred advisory fees payable to JOHCM, expense waivers/reimbursements from JOHCM, and paid expense recoupments to JOHCM as follows:

Fund	Advisory Fee to JOHCM	Expenses Reduced by JOHCM	Advisory Fees Recouped by JOHCM
Asia Ex-Japan Fund	$1,018,165	$6	$—
Emerging Markets Fund	376,135	1,763	—
Emerging Markets Small Mid Cap Fund	33,623	51,466	—
Global Equity Fund	1,318,532	28,186	—
International Select Fund	13,655,508	71,815	—
International Small Cap Fund	610,716	11,999	—
US Small Mid Cap Fund	20,959	14,544	—

The balances of recoverable expenses to JOHCM by Fund at March 31, 2016 were as follows:

For the:	Expiring	Asia Ex-Japan Fund	Emerging Markets Fund	Emerging Markets Small Mid Cap Fund	Global Equity Fund	International Select Fund	International Small Cap Fund	US Small Mid Cap Fund
Year ended September 30, 2014	September 30, 2017	$120,745	$131,240	$—	$180,549	$—	$176,280	$—
Year ended September 30, 2015	September 30, 2018	91,967	71,008	134,334	63,544	31,610	46,544	143,160
Six months ended March 31, 2016	September 30, 2019	6	1,763	51,466	28,186	71,815	11,999	14,544
Balances of Recoverable Expenses to the Adviser		$212,718	$204,011	$185,800	$272,279	$103,425	$234,823	$157,704

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Currently, the Adviser, at its own expense, pays the Distributor a stated annual fee, basis points and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements between the Funds and Northern Trust. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the JOHCM Funds’ complex level net assets, and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $135,000 per fund relating to these services, and

58

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

reimbursement for certain expenses incurred on behalf of the Funds. Fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations. Northern Trust has agreed to voluntarily waive its’ minimum fees. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment.

For the six months ended March 31, 2016, Northern Trust made expense waivers as follows:

Expenses
Waived
by Northern
Fund	Trust
Asia Ex-Japan Fund	$—
Emerging Markets Fund	22,534
Emerging Markets Small Mid Cap Fund	18,674
Global Equity Fund	—
International Select Fund	—
International Small Cap Fund	1,064
US Small Mid Cap Fund	60,737

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Funds pursuant to a written agreement between the Funds and Beacon Hill, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Funds and performing certain regulatory administrative services. The Funds have agreed to pay Beacon Hill a tiered basis-point fee based on the JOHCM Funds’ complex level net assets, subject to an overall minimum annual fee of $200,000 for the JOHCM Funds for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Beacon Hill pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Beacon Hill has agreed to voluntarily waive certain expenses to offset proxy costs for share classes of certain JOHCM Funds. The amounts waived by Beacon Hill are not subject to recoupment and are included in “Expenses reduced by Service Providers” on the Statements of Operations. Expenses reimbursed for certain proxy costs for the six months ended March 31, 2016 are as follows:

	Proxy Waivers
Fund	Class I	Class II
Asia Ex-Japan Fund	$1,125	$322
Emerging Markets Fund	167	207
Emerging Markets Small Mid Cap Fund	2,350	—
Global Equity Fund	1,285	—
International Select Fund	—	—
International Small Cap Fund	17,640	494
US Small Mid Cap Fund	4	—

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the JOHCM Funds pursuant to a written agreement between the JOHCM Funds and Carne, including providing the Risk Officer to the JOHCM Funds to administer the fund risk program and oversee the analysis of investment performance and performance of service providers. The JOHCM Funds have agreed to pay Carne an annual fee of $40,000 for the first fund and an additional $5,000 per fund thereafter for these services, and reimburse for certain expenses incurred on behalf of the JOHCM Funds. Total fees paid to Carne pursuant to these agreements are reflected as “Risk Officer” fees on the Statements of Operations.

59

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2016 (Unaudited)

Certain officers and Trustees of the Trust are affiliated with Beacon Hill, Northern Trust, Carne or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through March 31, 2016, the Trust paid an annual retainer of $30,000 and reimbursement for certain expenses. Effective April 1, 2016, the Trust pays an annual retainer of $51,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply.

C.      Shareholder Servicing and Rule 12b-1 Plans

Effective January 28, 2016, the JOHCM Funds adopted an amended plan under Rule 12b-1 that is applicable to Class I, Class II and Class III Shares of all JOHCM Funds, except Class I Shares of the JOHCM International Select Fund, to pay for certain distribution and promotion activities related to marketing of their shares. Each Fund will pay it’s the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates that will not exceed 0.10%, 0.25%, and 0.50% of the average daily net assets of the outstanding Class I Shares, Class II Shares and Class III Shares, respectively. Total fees paid pursuant to these agreements are reflected as “12b-1 Fees” on the Statements of Operations.

Prior to January 28, 2016, the Trust operated under a Shareholder Servicing Plan pursuant to which the Trust entered into agreements with institutions or other financial intermediaries under which they rendered certain shareholder administrative support services for their customers or other investors who beneficially owned Class I Shares (except for the International Select Fund) and Class II Shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary received a fee at an annual rate of up to 0.10% and 0.25% of the average daily net assets of the outstanding Class I Shares and Class II Shares, respectively. Total fees paid pursuant to these agreements are reflected as “Servicing Fee” on the Statements of Operations.

D.      Investment Transactions

For the six months ended March 31, 2016, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Asia Ex-Japan Fund	$156,996,262	$25,092,502
Emerging Markets Fund	51,395,428	10,232,889
Emerging Markets Small Mid Cap Fund	3,890,054	4,038,226
Global Equity Fund	365,177,116	250,333,614
International Select Fund	2,615,131,285	2,305,761,365
International Small Cap Fund	31,488,151	26,960,873
US Small Mid Cap Fund	1,231,502	1,369,703

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2016 (Unaudited)

E.      Federal Income Tax

As of March 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia Ex-Japan Fund	$261,620,920	$11,420,744	$(14,585,839)	$(3,165,095)
Emerging Markets Fund	110,424,606	4,673,550	(9,248,232)	(4,574,682)
Emerging Markets Small Mid Cap Fund	4,910,679	624,962	(199,502)	425,460
Global Equity Fund	309,825,875	23,381,785	(3,090,761)	20,291,024
International Select Fund	3,093,266,121	165,277,531	(49,851,745)	115,425,786
International Small Cap Fund	127,755,682	10,148,464	(13,413,959)	(3,265,495)
US Small Mid Cap Equity Fund	4,801,088	438,400	(390,764)	47,636

The tax character of distributions paid by the Funds during the latest tax year ended September 30, 2015 were as follows:

	Distributions From
Fund	Ordinary Income* 2015	Long-Term Capital Gains 2015
Asia Ex-Japan Fund	$101,204	$—
Emerging Markets Fund	2,725,355	100,623
Global Equity Fund	62,922	320,300
International Select Fund	10,064,890	46,119,946
International Small Cap Fund	1,614,069	—

*	Ordinary income includes short-term capital gains, if any.

As of the latest tax year ended September 30, 2015, the components of accumulated earnings on a tax basis for the Funds were as follows:

			Emerging
		Emerging	Markets Small	Global	International	International	US Small
	Asia Ex-Japan	Markets	Mid Cap	Equity	Select	Small Cap	Mid Cap
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed Ordinary Income	$815,814	$3,147,105	$222,310	$—	$10,603,361	$1,458,824	$174,836
Undistributed Long-Term Capital Gains	—	1,034,958	—	—	—	—	—
Accumulated Capital and Other Losses	(1,375,916)	—	—	(10,787,337)	(42,425,648)	(270,395)	(4,274)
Unrealized Appreciation (Depreciation)	(11,169,214)	(12,493,166)	(300,606)	(12,000,843)	(180,252,158)	(10,934,370)	(279,351)
Total Accumulated Earnings (Deficit)	$(11,729,316)	$(8,311,103)	$(78,296)	$(22,788,180)	$(212,074,445)	$(9,745,941)	$(108,789)

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

For the period subsequent to October 31, 2014, through the fiscal year ended September 30, 2015, the following Funds incurred net capital losses and/or Section 988 net currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

Fund	Amount
Asia Ex-Japan Fund	$1,194,818
Global Equity Fund	9,767,630
International Select Fund	25,610,552
International Small Cap Fund	270,395
US Small Mid Cap Equity Fund	4,274

At September 30, 2015, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss
Fund	Carry-Forward	Carry-Forward
Asia Ex-Japan Fund	$181,098	$—
Global Equity Fund	1,019,707	—
International Select Fund	16,815,096	—

F.      Capital Share Transactions

Transactions in dollars for common stock for the six months ended March 31, 2016, were as follows:

				Payments for	Net Increase
		Proceeds from	Reinvestment	Shares	(Decrease) in
Fund	Class	Shares Sold	of Dividends	Redeemed	Net Assets

Asia Ex-Japan Fund	Class I	$13,727,724	$97,300	$(10,357,258)	$3,467,766
Asia Ex-Japan Fund	Class II	2,987,296	2,228	(2,649,634)	339,890
Asia Ex-Japan Fund	Institutional	129,934,283	422,259	(7,579,632)	122,776,910
Emerging Markets Fund	Class I	5,990,471	57,536	(2,684,862)	3,363,145
Emerging Markets Fund	Class II	3,789,337	123,557	(2,081,542)	1,831,352
Emerging Markets Fund	Institutional	35,546,621	4,007,268	(100,271)	39,453,618
Emerging Markets Small Mid Cap Fund	Class I	9,540	—	—	9,540
Emerging Markets Small Mid Cap Fund	Service	10	4,572	(106,286)	(101,704)
Emerging Markets Small Mid Cap Fund	Institutional	160	187,007	—	187,167
Global Equity Fund	Class I	96,515,909	—	(8,018,455)	88,497,454
Global Equity Fund	Institutional	52,790,805	—	(30,832,260)	21,958,545
International Select Fund	Class I	960,156,521	6,746,401	(652,818,712)	314,084,210
International Select Fund	Class II	89,247,903	184,412	(61,293,829)	28,138,486
International Small Cap Fund	Class I	5,541,284	595,190	(5,915,972)	220,502
International Small Cap Fund	Class II	70,081	3,997	(77,011)	(2,933)
International Small Cap Fund	Institutional	9,012,078	549,584	(3,616,131)	5,945,531
US Small Mid Cap Fund	Class I	10	297	—	307
US Small Mid Cap Fund	Institutional	—	148,314	—	148,314

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

Transactions in shares of common stock for the six months ended March 31, 2016, were as follows:

			Shares From		Net Increase
		Shares	Reinvested	Shares	(Decrease)
Fund	Class	Sold	Dividends	Redeemed	in Shares

Asia Ex-Japan Fund	Class I	1,433,941	10,210	(1,099,426)	344,725
Asia Ex-Japan Fund	Class II	317,279	234	(279,188)	38,325
Asia Ex-Japan Fund	Institutional	13,973,920	44,355	(793,954)	13,224,321
Emerging Markets Fund	Class I	676,577	6,523	(299,153)	383,947
Emerging Markets Fund	Class II	426,870	14,009	(243,047)	197,832
Emerging Markets Fund	Institutional	4,307,970	453,824	(11,325)	4,750,469
Emerging Markets Small Mid Cap Fund	Class I	1,037	—	—	1,037
Emerging Markets Small Mid Cap Fund	Service	1	460	(11,201)	(10,740)
Emerging Markets Small Mid Cap Fund	Institutional	—	18,795	—	18,795
Global Equity Fund	Class I	8,161,332	—	(640,348)	7,520,984
Global Equity Fund	Institutional	4,277,215	—	(2,463,421)	1,813,794
International Select Fund	Class I	54,630,999	383,100	(36,745,539)	18,268,560
International Select Fund	Class II	4,992,605	10,437	(3,449,900)	1,553,142
International Small Cap Fund	Class I	590,270	61,171	(611,442)	39,999
International Small Cap Fund	Class II	7,214	408	(8,332)	(710)
International Small Cap Fund	Institutional	952,680	56,542	(374,568)	634,654
US Small Mid Cap Fund	Class I	1	31	—	32
US Small Mid Cap Fund	Institutional	—	15,369	—	15,369

Transactions in dollars for common stock for the year ended September 30, 2015, were as follows:

				Payments for	Net Increase
		Proceeds from	Reinvestment	Shares	(Decrease) in
Fund	Class	Shares Sold	of Dividends	Redeemed	Net Assets
Asia Ex-Japan Fund	Class I	$29,597,320	$1,711	$(1,499,580)	$28,099,451
Asia Ex-Japan Fund	Class II	3,649,578	1,350	(3,155,969)	494,959
Asia Ex-Japan Fund	Institutional	123,166,871	75,553	(26,908,642)	96,333,782
Emerging Markets Fund	Class I	3,197,126	20,962	(2,983,048)	235,040
Emerging Markets Fund	Class II	2,032,429	7,155	(1,362,303)	677,281
Emerging Markets Fund	Institutional	20,926,062	2,774,500	(38,509,825)	(14,809,263)
Emerging Markets Small Mid Cap Fund	Service	338,005	—	(188,174)	149,831
Emerging Markets Small Mid Cap Fund	Institutional	5,000,000	—	—	5,000,000
Global Equity Fund	Class I	37,804,250	124,059	(1,931,382)	35,996,927
Global Equity Fund	Institutional	140,657,773	228,072	(7,250,915)	133,634,930
International Select Fund	Class I	2,326,320,030	33,925,001	(445,334,992)	1,914,910,039
International Select Fund	Class II	198,158,309	1,622,967	(57,639,173)	142,142,103
International Small Cap Fund	Class I	16,724,652	739,234	(6,726,718)	10,737,168
International Small Cap Fund	Class II	249,911	2,214	(6,528,279)	(6,276,154)
International Small Cap Fund	Institutional	20,407,399	639,622	(2,721,770)	18,325,251
US Small Mid Cap Fund	Class I	10,000	—	(20)	9,980
US Small Mid Cap Fund	Institutional	5,000,020	—	—	5,000,020

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

Transactions in shares for common stock for the year ended September 30, 2015, were as follows:

			Shares From		Net Increase
		Shares	Reinvested	Shares	(Decrease)
Fund	Class	Sold	Dividends	Redeemed	in Shares
Asia Ex-Japan Fund	Class I	2,800,692	169	(153,121)	2,647,740
Asia Ex-Japan Fund	Class II	349,780	134	(300,490)	49,424
Asia Ex-Japan Fund	Institutional	11,660,384	7,466	(2,738,849)	8,929,001
Emerging Markets Fund	Class I	298,745	2,012	(285,329)	15,428
Emerging Markets Fund	Class II	200,989	687	(132,421)	69,255
Emerging Markets Fund	Institutional	1,891,991	266,011	(3,464,656)	(1,306,654)
Emerging Markets Small Mid Cap Fund	Service	28,040	—	(17,300)	10,740
Emerging Markets Small Mid Cap Fund	Institutional	500,000	—	—	500,000
Global Equity Fund	Class I	2,709,452	8,960	(139,121)	2,579,291
Global Equity Fund	Institutional	10,071,053	16,404	(522,028)	9,565,429
International Select Fund	Class I	116,167,826	1,820,011	(23,455,080)	94,532,757
International Select Fund	Class II	9,646,234	86,790	(2,942,655)	6,790,369
International Small Cap Fund	Class I	1,664,036	75,664	(666,371)	1,073,329
International Small Cap Fund	Class II	24,083	225	(649,837)	(625,529)
International Small Cap Fund	Institutional	2,005,168	65,535	(267,942)	1,802,761
US Small Mid Cap Fund	Class I	1,000	—	—	1,000
US Small Mid Cap Fund	Institutional	500,000	—	—	500,000

G.      Concentration of Ownership

A significant portion of the Funds’ shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

In addition, as of March 31, 2016, the Adviser held outstanding shares of the Funds as follows:

Fund	Class	% Ownership
Asia Ex-Japan Fund	Class I	1.0
Asia Ex-Japan Fund	Class II	25.1
Asia Ex-Japan Fund	Institutional	0.8
Emerging Markets Fund	Class I	4.8
Emerging Markets Fund	Class II	7.5
Emerging Markets Fund	Institutional	3.3
Emerging Markets Small Mid Cap Fund	Class I	100.0
Emerging Markets Small Mid Cap Fund	Institutional	100.0
International Small Cap Fund	Class I	0.2
International Small Cap Fund	Institutional	9.9
US Small Mid Cap Fund	Class I	99.9
US Small Mid Cap Fund	Institutional	100.0

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
ADDITIONAL INFORMATION
March 31, 2016 (Unaudited)

A.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested for the six months period October 1, 2015 to March 31, 2016.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	^Expenses Paid 10/1/15 - 3/31/16
Asia Ex-Japan Fund	Class I	1.35%	$1,000.00	$969.10	$6.65
Asia Ex-Japan Fund	Class II	1.49%	1,000.00	967.90	7.33
Asia Ex-Japan Fund	Institutional	1.29%	1,000.00	968.20	6.35
Emerging Markets Fund	Class I	1.38%	1,000.00	1,026.10	6.99
Emerging Markets Fund	Class II	1.47%	1,000.00	1,026.10	7.45
Emerging Markets Fund	Institutional	1.29%	1,000.00	1,027.30	6.54
Emerging Markets Small Mid Cap Fund	Class I	1.64%	1,000.00	1,116.30	2.99
Emerging Markets Small Mid Cap Fund	Institutional	1.54%	1,000.00	1,082.20	8.02
Global Equity Fund	Class I	1.18%	1,000.00	1,025.30	5.97
Global Equity Fund	Institutional	1.08%	1,000.00	1,026.90	5.47
International Select Fund	Class I	1.02%	1,000.00	1,038.90	5.20
International Select Fund	Class II	1.30%	1,000.00	1,037.10	6.62
International Small Cap Fund	Class I	1.34%	1,000.00	1,024.30	6.78
International Small Cap Fund	Class II	1.49%	1,000.00	1,023.30	7.54
International Small Cap Fund	Institutional	1.24%	1,000.00	1,024.20	6.28
US Small Mid Cap Fund	Class I	1.02%	1,000.00	1,037.30	5.20
US Small Mid Cap Fund	Institutional	0.99%	1,000.00	1,038.30	5.04

^	Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year, and divided by the number of days in the current year (366).

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
ADDITIONAL INFORMATION
March 31, 2016 (Unaudited)

Hypothetical Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	^Expenses Paid 10/1/15 - 3/31/16
Asia Ex-Japan Fund	Class I	1.35%	$1,000.00	$1,018.25	$6.81
Asia Ex-Japan Fund	Class II	1.49%	1,000.00	1,017.55	7.52
Asia Ex-Japan Fund	Institutional	1.29%	1,000.00	1,018.55	6.51
Emerging Markets Fund	Class I	1.38%	1,000.00	1,018.10	6.96
Emerging Markets Fund	Class II	1.47%	1,000.00	1,017.65	7.41
Emerging Markets Fund	Institutional	1.29%	1,000.00	1,018.55	6.51
Emerging Markets Small Mid Cap Fund	Class I	1.64%	1,000.00	1,016.80	8.27
Emerging Markets Small Mid Cap Fund	Institutional	1.54%	1,000.00	1,017.30	7.77
Global Equity Fund	Class I	1.18%	1,000.00	1,019.10	5.96
Global Equity Fund	Institutional	1.08%	1,000.00	1,019.60	5.45
International Select Fund	Class I	1.02%	1,000.00	1,019.90	5.15
International Select Fund	Class II	1.30%	1,000.00	1,018.50	6.56
International Small Cap Fund	Class I	1.34%	1,000.00	1,018.30	6.76
International Small Cap Fund	Class II	1.49%	1,000.00	1,017.55	7.52
International Small Cap Fund	Institutional	1.24%	1,000.00	1,018.80	6.26
US Small Mid Cap Fund	Class I	1.02%	1,000.00	1,019.90	5.15
US Small Mid Cap Fund	Institutional	0.99%	1,000.00	1,020.05	5.00

^	Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

B.	Special Meeting of Shareholders

A Special Meeting of Shareholders of the JOHCM Funds was held on September 18, 2015, October 2, 2015, October 16, 2015, November 6, 2015, November 20, 2015 and December 1, 2015 to:

1.	Approve an Amended Distribution Plan pursuant to Rule 12b-1 for Class I shares of each Fund, except for the International Select Fund, and

2.	Approve an Amended Distribution Plan pursuant to Rule 12b-1 for Class II shares of each Fund.

The number of votes for and against each proposal were as follows:

Fund/Share Class	Votes For	Votes Against	Votes Abstained
Asia Ex-Japan Fund – Class I	1,056,487	—	—
Asia Ex-Japan Fund – Class II	47,490	—	—
Emerging Markets Opportunities Fund – Class I	26,481	2,223	—
Emerging Markets Opportunities Fund – Class II	21,841	—	65
Emerging Markets Small Mid Cap Equity Fund – Class I	8,811	2,413	—
Global Equity Fund – Class I	4,428,581	9,282	248,189
International Select Fund – Class II	3,492,777	463,909	549,180
International Small Cap Fund – Class I	2,202,689	66,790	589,462
International Small Cap Fund – Class II	17,118	4,375	—
US Small Mid Cap Equity Fund – Class I	1,000	—	—

With the exception of the Emerging Markets Small Mid Cap Equity Fund Class I shares which did not meet quorum, the remaining proposals were approved as proposed.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
ADDITIONAL INFORMATION
March 31, 2016 (Unaudited)

C.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at http://www.sec.gov.

The Funds file a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Investment Adviser

J O Hambro Capital Management Limited
Ryder Court, Ground Floor
14 Ryder Street
London SW1Y6QB, United Kingdom

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, Inc.

325 John H. McConnell Boulevard, Suite 150
Columbus, Ohio 43215

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

RIVER CANYON TOTAL RETURN

BOND FUND

SEMI-ANNUAL REPORT

March 31, 2016

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

March 31, 2016 (Unaudited)

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SHAREHOLDER LETTER

March 31, 2016 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the Semi-Annual Report for the River Canyon Total Return Bond Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2016.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, River Canyon Fund Management LLC, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina A. Tantra

President of the Fund and Trustee to the Board

1

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	63.3%
PRIVATE	58.7%
Home Equity	58.7%
ACE Home Equity Loan Trust Series 2006-GP1(1) 0.69%, 2/25/31		$1,159,911	$1,130,769

Bella Vista Mortgage Trust Series 2004-1(1) 1.13%, 11/20/34		763,084	669,910

Carrington Mortgage Loan Trust Series 2006-NC2(1) 0.58%, 6/25/36		1,300,000	1,081,486

Chase Funding Trust Series 2003-3(1) 0.97%, 4/25/33		280,355	243,484

CHL Mortgage Pass-Through Trust Series 2004-HYB8(1) 2.61%, 1/20/35		796,204	761,395

Credit-Based Asset Servicing and Securitization LLC Series 2007-CB4(1) 0.62%, 4/25/37		4,000,000	1,009,368

CSFB Mortgage-Backed Trust Series 2004-AR4(1) 1.17%, 5/25/34		163,341	150,597

CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 7/25/27		1,068,754	1,163,493

Home Equity Mortgage Trust Series 2005-3(1) 1.51%, 11/25/35		1,440,635	1,358,081

Invitation Homes Trust Series 2014-SFR3(1)(a) 5.44%, 12/17/31		2,000,000	1,929,388

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Lehman XS Trust Series 2007-4N(1) 0.57%, 3/25/47		$457,503	$450,712

Merrill Lynch Mortgage Investors Trust Series 2004-OPT1(1) 1.33%, 6/25/35		234,602	208,039

Merrill Lynch Mortgage Investors Trust Series 2006-MLN1(1) 0.69%, 7/25/37		5,011,568	2,413,356

Merrill Lynch Mortgage Investors Trust Series 2006-OPT1(1) 0.58%, 8/25/37		951,440	755,327

Morgan Stanley ABS Capital I, Inc. Series 2002-HE3(1) 1.51%, 3/25/33		62,488	60,831

Morgan Stanley Structured Trust Series 2007-1(1) 0.51%, 6/25/37		51,396	51,115

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 5.82%, 3/25/47		1,270,696	1,277,406

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2(1)
0.78%, 1/25/45		378,947	349,900

			15,064,657
U.S. GOVERNMENT AGENCIES	4.6%
Fannie Mae REMICS(1) 5.72%, 2/25/41		10,242,377	1,185,781

TOTAL MORTGAGE-BACKED SECURITIES (Cost $16,544,885)			16,250,438

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	36.8%
Northern Institutional
Treasury Portfolio, 0.23%
		9,467,596	$9,467,596
TOTAL SHORT-TERM INVESTMENTS (Cost $9,467,596)			9,467,596
TOTAL INVESTMENTS (Cost $26,012,481)	100.1%		25,718,034
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(25,854)
NET ASSETS	100.0%		$25,692,180

(1)   Floating rate security. The rate presented is the rate in effect at March 31, 2016.

(a)   Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2016 (Unaudited)

River Canyon Total Return Bond Fund
Assets:
Investments, at value (Cost: $26,012,481)	$25,718,034
Receivable for dividends and interest	31,679
Receivable for investments sold	7,692,656
Receivable from service providers	25,342
Prepaid expenses	15,991
Total Assets	33,483,702
Liabilities:
Securities purchased payable	7,657,500
Investment advisory fees payable	8,666
Accounting and Administration fees payable	41,267
Regulatory and Compliance fees payable	30,932
Trustees fees payable	233
Accrued expenses and other payable	52,924
Total Liabilities	7,791,522
Net Assets	$25,692,180

Institutional Shares:
Net Assets	$25,692,180
Shares of common stock outstanding	2,601,306
Net asset value per share	$9.88

Net Assets:
Paid in capital	$25,774,039
Accumulated net investment income (loss)	13,298
Accumulated net realized gains (losses)	199,290
Unrealized appreciation (depreciation)	(294,447)
Net Assets	$25,692,180

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2016 (Unaudited)

River Canyon Total Return Bond Fund

Investment Income:
Interest income	$490,210
Dividend income	5,612
Total investment income	495,822
Operating expenses:
Investment advisory	51,389
Accounting and Administration	62,500
Regulatory and Compliance	56,343
Printing	5,000
Insurance	12,165
Trustees	11,750
Legal	17,631
Audit	15,750
Registration	772
Other	2,499
Total expenses before fee reductions	235,799
Expenses reduced by Investment Adviser	(152,292)
Net expenses	83,507
Net investment income	412,315
Realized and Unrealized Gains (Losses) From Investment Activities:
Net realized gains from investment transactions	121,741
Net realized gains from investments in total return swaps	77,549
Change in unrealized appreciation (depreciation) on investments	(627,431)
Net realized and unrealized gains (losses) from investment activities	(428,141)
Change in Net Assets Resulting from Operations	$(15,826)

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2016 (Unaudited)

And the period December 30, 2014 (commencement of operations) to September 30, 2015

	River Canyon Total Return Bond Fund
	March 31, 2016	September 30, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$412,315	$782,579
Net realized gains from investment transactions	199,290	92,433
Change in unrealized appreciation (depreciation) on investments	(627,431)	332,984
Change in net assets resulting from operations	(15,826)	1,207,996
Dividends paid to shareholders:
From net investment income	(399,017)	(882,798)
Tax return of capital	—	(232,078)
Total dividends paid to shareholders	(399,017)	(1,114,876)
Capital Transactions:
Proceeds from sale of shares	—	24,500,010
Value of shares issued to stockholders in reinvestment of dividends	399,017	1,114,876
Change in net assets from capital transactions	399,017	25,614,886
Change in net assets	(15,826)	25,708,006
Net Assets:
Beginning of period	25,708,006	—
End of period	$25,692,180	$25,708,006
Accumulated net investment income (loss)	$13,298	$—

Share Transactions:
Sold	—	2,449,602
Reinvested	40,239	111,465
Change	40,239	2,561,067

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2016 (Unaudited)

And the period December 30, 2014 (commencement of operations) to September 30, 2015

	River Canyon Total Return Bond Fund
	March 31, 2016	September 30, 2015

Net asset value, beginning of period	$10.04	$10.00
Income (loss) from operations:
Net investment income	0.16	0.32
Net realized and unrealized gains (losses) from investments	(0.16)	0.17
Total from investment operations	—	0.49
Less distributions paid:
From net investment income	(0.16)	(0.36)
Tax return of capital	—	(0.09)
Total distributions paid	(0.16)	(0.45)
Change in net asset value	(0.16)	0.04
Net asset value, end of period	$9.88	$10.04
Total return(a)	(0.05%)	4.97%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$25,692	$25,708
Ratio of net expenses to average net assets(b)	0.65%	0.65%
Ratio of net investment income to average net assets(b)	3.20%	4.18%
Ratio of gross expenses to average net assets(b)(c)	1.83%	1.81%
Portfolio turnover rate(a)	121.03%	41.03%

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See notes to financial statements.

8

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “River Canyon Total Return Bond Fund” or the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund were made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015 the Fund became publicly available for investment.

The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.   Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated.

9

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2016 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
River Canyon Total Return
Bond Fund
Mortgage-Backed Securities (1)	$-	$16,250,438	$-	$16,250,438
Short-Term Investments	9,467,596	-	-	9,467,596
Total Investments	$9,467,596	$16,250,438	$-	$25,718,034

(1) See additional categories in the Schedule of Investments.

As of March 31, 2016, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2016.

10

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds, based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a quarterly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2016, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s federal tax return to be filed for the tax year ended September 30, 2015 remains subject to examination by the Internal Revenue Service.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates

11

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

B.   Fees and Transactions with Affiliates and Other Parties

River Canyon Fund Management LLC (the “Adviser”) serves as the investment adviser to the Fund. Under the terms of the Trust’s Investment Management Agreement with the Adviser, the Fund pays the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 0.40% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations.

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to a written agreement between the Fund and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $125,000 relating to these services. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Fund pursuant to a written agreement between the Fund and Beacon Hill, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Fund and performing certain regulatory administrative services. The Fund pays Beacon Hill a tiered basis-point fee based on the Fund’s daily net assets or certain annual minimum fees for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Beacon Hill pursuant to this agreement are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Beacon Hill, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2016 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $30,000 and reimbursement for certain expenses. Effective April 1, 2016, the Trust pays an annual retainer of $51,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the period ended March 31, 2016, the aggregate Trustee compensation paid by the Trust was $45,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Investment Management Agreement.

12

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

For the period ended March 31, 2016, the Adviser has waived/reimbursed expenses of $152,292 that may be subject to recoupment until September 30, 2019. For the period ended September 30, 2015, the Adviser waived/reimbursed expenses of $216,476 that may be subject to recoupment until September 30, 2018.

C.   Investment Transactions

For the period ended March 31, 2016, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$26,002,625	$23,188,605

D.  Federal Income Tax

As of March 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

River Canyon Total Return Bond Fund	$26,012,481	$136,768	$(431,215)	$(294,447)

The tax character of distributions paid to shareholders during the latest tax period ended September 30, 2015 for the Fund were as follows:

	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2015	$882,798	$-	$882,798	$232,078	$1,114,876

As of the latest tax year ended September 30, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
River Canyon Total Return Bond Fund	$-	$-	$-	$-	$-	$332,984	$332,984

13

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (Unaudited)

E.   Concentration of Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

As of March 31, 2016 all of the shares issued by the Fund were owned by the Adviser or Adviser-related shareholders.

14

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2016 (Unaudited)

A.   Security Allocation

Market Exposure		Largest Security Positions
Fixed Income Securities	% of Net Assets	Issuer	% of Net Assets
Home Equity	58.7%	Merrill Lynch Mortgage Investors Trust Series 2006-MLN1	9.4%
U.S. Government Agencies	4.6	Invitation Homes Trust Series 2014-SFR3	7.5
Short-Term Investments	36.8	Home Equity Mortgage Trust Series 2005-3	5.3
Total	100.1%	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1	5.0
		Fannie Mae REMICS	4.6
		Total	31.8%

B.   Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at September 30, 2015 and held for the entire period through March 31, 2016.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	* Expenses Paid 10/1/15-3/31/16
Actual	0.65%	$1,000.00	$ 999.50	$3.25
Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29

* Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

15

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2016 (Unaudited)

C. Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 800-245-0371 (toll free) or 312-557-0164. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 800-245-0371 (toll free) or 312-557-0164 and on the SEC’s website at http://www.sec.gov.

The Fund files a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

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Investment Adviser

River Canyon Fund Management LLC

2000 Avenue of the Stars, 11th Floor

Los Angeles, California, 90067

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, Inc.

325 John H. McConnell Boulevard, Suite 150

Columbus, Ohio 43215

For Additional Information, call

800-245-0371 (toll free) or 312-557-0164

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisers Investment Trust

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date: June 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Dina Tantra
Dina A. Tantra
President and Principal Executive Officer

Date: June 1, 2016

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date: June 1, 2016